As Filed With The Securities and Exchange Commission on April 28, 2000

                                                             File Nos. 333-93709
                                                                       811-5301

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                          [   ]
         Post-Effective Amendment No.                         [2]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                                        [34]

                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT I
                           (Exact Name of Registrant)

                           AIG Life Insurance Company
                               (Name of Depositor)

                      600 King Street, Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (302) 594-2978
               (Depositor's Telephone Number, including Area Code)

                             Kenneth D. Walma, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esq.             and      Ernest T. Patrikis, Esq.
Jorden Burt Boros Cicchetti                 American International Group, Inc.
Berenson & Johnson LLP                      70 Pine Street
1025 Thomas Jefferson Street, N.W.          New York, NY  10270
Washington, DC  200007-0805

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)

___ immediately  upon filing  pursuant to paragraph (b) of Rule 485

 X  on May 1, 2000 pursuant to paragraph (b) of Rule 485

___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485

___ on ______ pursuant to paragraph (a)(i) of Rule 485

___ on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contract.

                                     PART A

                                   PROSPECTUS

                          OVATION PLUS VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has seventeen investment options to which you can allocate your money - sixteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth & Income  Portfolio  (Class  B)
High-Yield  Portfolio
International Portfolio
Money Market  Portfolio  (Class B)
North American  Government  Income Portfolio
Premier  Growth  Portfolio  (Class B)
Quasar  Portfolio
Real  Estate Investment Portfolio
Technology Portfolio (Class B)
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
Utility Income Portfolio
Worldwide Privatization Portfolio

We will add a credit to your Contract Value for each premium payment you make equal to a maximum of 4% of that premium payment. We call this a Premium Enhancement and fund it from our general account. Charges for a contract with a Premium Enhancement may be higher than those for a contract without a Premium Enhancement. Over time, the amount of a Premium Enhancement may be more than offset by the charges associated with the Premium Enhancement.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2000

=====================================================================
                                TABLE OF CONTENTS

=====================================================================

DEFINITIONS....................................................................

FEE TABLES.....................................................................

CONDENSED FINANCIAL INFORMATION................................................

THE CONTRACT...................................................................

INVESTMENT OPTIONS.............................................................

CHARGES AND DEDUCTIONS.........................................................

ACCESS TO YOUR MONEY...........................................................

ANNUITY PAYMENTS...............................................................

DEATH BENEFIT..................................................................

PERFORMANCE....................................................................

TAXES..........................................................................

OTHER INFORMATION..............................................................

FINANCIAL STATEMENTS...........................................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................

=====================================================================
                                   DEFINITIONS

=====================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate whose life determines the duration of annuity payments involving life contingencies.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Enhancement - The credit added to your Contract Value equal to a maximum of 4% of your premium payment. A Premium Enhancement is not a premium payment or considered part of your premium payment under the contract. It is funded by our general account. At our discretion we may discontinue offering Premium Enhancements on additional premium payments.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

=====================================================================
                                   FEE TABLES

=====================================================================

                           Owner Transaction Expenses

Sales Load.............................................................   None

Surrender Charge (as a percentage of premium surrendered)
     Premium Year 1....................................................     6%
     Premium Year 2....................................................     6%
     Premium Year 3....................................................     5%
     Premium Year 4....................................................     5%
     Premium Year 5....................................................     4%
     Premium Year 6....................................................     3%
     Premium Year 7....................................................     2%
     Thereafter........................................................   None

Transfer Fee

     First 12 Per Contract Year........................................   None
     Thereafter........................................................    $10

Variable Account Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Charge.................................  1.25%
     Administrative Charge.............................................  0.15%
     Distribution Charge...............................................  0.20%
                                                                        =====
     Total Variable Account Annual Expenses............................  1.60%

                            Annual Portfolio Expenses

                           After Waivers/Reimbursement

                     (as a percentage of average net assets)


                                                           Management       Other          12b-1           Total Annual
                                                           Fees             Expenses(1)    Fees        Portfolio Expenses(2)

Alliance Variable Products Series Fund
Global Bond Portfolio                                        0.65%          0.25%            0.00%            0.90%
Global Dollar Government Portfolio                           0.12%          0.83%            0.00%            0.95%
Growth Portfolio (Class B)                                   0.75%          0.12%            0.25%            1.12%
Growth & Income Portfolio (Class B)                          0.63%          0.09%            0.25%            0.97%
High-Yield Portfolio                                         0.60%          0.35%            0.00%            0.95%
International Portfolio                                      0.69%          0.26%            0.00%            0.95%
Money Market Portfolio (Class B)                             0.50%          0.14%            0.25%            0.89%
North American Government Income Portfolio                   0.61%          0.34%            0.00%            0.95%
Premier Growth Portfolio (Class B)                           1.00%          0.04%            0.25%            1.29%
Quasar Portfolio                                             0.81%          0.14%            0.00%            0.95%
Real Estate Investment Portfolio                             0.49%          0.46%            0.00%            0.95%
Technology Portfolio (Class B)                               0.71%          0.24%            0.25%            1.20%
Total Return Portfolio                                       0.63%          0.23%            0.00%            0.86%
U.S. Government/High Grade Securities Portfolio              0.60%          0.26%            0.00%            0.86%
Utility Income Portfolio                                     0.72%          0.23%            0.00%            0.95%
Worldwide Privatization Portfolio                            0.63%          0.32%            0.00%            0.95%

(1) Other expenses are based on the expenses outlined in the prospectus for the Alliance Variable Products Series Funds, Inc.

(2) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended December 31, 1999, were as follows:

     Global Bond Portfolio                                         1.04%
     Global Dollar Government Portfolio                            2.29%
     High-Yield Portfolio                                          1.40%
     International Portfolio                                       1.36%
     North American Government Income Portfolio                    1.20%
     Quasar Portfolio                                              1.19%
     Real Estate Investment Portfolio                              1.72%
     Technology Portfolio (Class B)                                1.52%
     Utility Income Portfolio                                      1.14%
     Worldwide Privatization Portfolio                             1.46%

Example

You would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                                        If you surrender after:

                                                              1 Year       3 Years       5 Years      10 Years
                                                              ---------    -----------   -------      --------

Alliance Variable Products Series Fund
Global Bond Portfolio                                           $79             $123         $169         $284
Global Dollar Government Portfolio                               80              124          172          289
Growth Portfolio (Class B)                                       82              129          180          305
Growth & Income Portfolio (Class B)                              80              125          173          290
High-Yield Portfolio                                             80              124          172          289
International Portfolio                                          80              124          172          289
Money Market Portfolio (Class B)                                 79              123          169          283
North American Government Income Portfolio                       80              125          173          290
Premier Growth Portfolio (Class B)                               83              134          188          321
Quasar Portfolio                                                 80              125          173          290
Real Estate Investment Portfolio                                 80              125          173          290
Technology Portfolio (Class B)                                   82              132          184          313
Total Return Portfolio                                           79              122          167          280
U.S. Government/High Grade Securities Portfolio                  79              122          167          280
Utility Income Portfolio                                         80              125          173          290
Worldwide Privatization Portfolio                                80              125          173          290



                                                                 If you annuitize or do not surrender after:

                                                              1 Year          3 Years   5 Years      10 Years
                                                              -------        ---------  -------      --------
Alliance Variable Products Series Fund
Global Bond Portfolio                                           $26             $78         $133          $284
Global Dollar Government Portfolio                               26              79          136           289
Growth Portfolio (Class B)                                       28              84          144           305
Growth & Income Portfolio (Class B)                              26              80          137           290
High-Yield Portfolio                                             26              79          136           289
International Portfolio                                          26              79          136           289
Money Market Portfolio (Class B)                                 25              78          133           283
North American Government Income Portfolio                       26              79          136           289
Premier Growth Portfolio (Class B)                               29              89          152           321
Quasar Portfolio                                                 26              79          136           289
Real Estate Investment Portfolio                                 26              79          136           289
Technology Portfolio (Class B)                                   28              87          148           313
Total Return Portfolio                                           25              77          131           280
U.S. Government/High Grade Securities Portfolio                  25              77          131           280
Utility Income Portfolio                                         26              79          136           289
Worldwide Privatization Portfolio                                26              79          136           289

The purpose of the tables set forth in the example above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the variable account and the portfolios but do not reflect any deduction for premium taxes, if any. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

===============================================================
                         CONDENSED FINANCIAL INFORMATION

================================================================

Historical accumulation unit values are not included because no contracts have been issued using the subaccounts described in this prospectus.

===================================================================
                                  THE CONTRACT

===================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. The income phase begins once you begin receiving annuity payments. If you die during the accumulation phase, we guarantee a death benefit to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general option account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Premium Enhancement

For each premium payment you make, we will add a Premium Enhancement to your contract equal to a maximum of 4% of that premium payment. We will allocate the Premium Enhancement pro rata among the investment options in the same proportion as the corresponding premium payment. We may discontinue offering a Premium Enhancement on additional premium payments at our discretion.

Premium Enhancements are not part of the amount refunded to you if you cancel your contract during the right to examine period. Premium Enhancements are not included in amounts payable as a death benefit or upon surrender during the first twenty-four months after receipt. If you make a partial surrender during the twenty-four month period following receipt of a Premium Enhancement, except as part of our systematic withdrawal program, we will reduce the Premium Enhancement in the same proportion and deduct it from your Contract Value.

Under certain circumstances, receipt of the Premium Enhancement may have a negative effect on the investment performance of the portion of your contract allocated to the variable investment options. If your Contract Value decreases due to market conditions during the twenty-four months after receipt of a Premium Enhancement and, during that time, you surrender your contract or you die, the amount payable will be lower than it would have been had you not received a Premium Enhancement. In the case of a partial surrender under those conditions and during that time, the Contract Value that remains after the partial surrender will be lower than it would have been had you not received a Premium Enhancement.

The contract has an additional .20% distribution charge that is not deducted as part of a similar contract we offer without a Premium Enhancement. This charge is additional revenue to us and we use it to recover our costs in providing the Premium Enhancement.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office, Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value, less any Premium Enhancement, as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is $1,000. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the portfolio from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted is at least $12,000.

Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

There is no charge for the dollar cost averaging program. In addition, your periodic transfers under the dollar cost averaging program are not counted against your twelve free transfers per Contract Year. You may not have dollar cost averaging and asset rebalancing in effect at the same time. We reserve the right to modify, suspend or terminate the dollar cost averaging program at any time.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing will be on a calendar quarter basis and will occur on the last business day of the quarter. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. You may not select dollar cost averaging and asset rebalancing at the same time. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

=====================================================================
                               INVESTMENT OPTIONS

=====================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains detailed information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Money Market Portfolio (Class B) seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

North American Government Income Portfolio seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

Premier Growth Portfolio (Class B) seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio (Class B) seeks growth of capital. Current income is incidental to the portfolio's objective.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio seeks high current income consistent with preservation of capital.

Utility Income Portfolio seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

Worldwide Privatization Portfolio seeks long-term capital appreciation.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors. The Premium Enhancement is funded from our general account.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

===================================================================
                             CHARGES AND DEDUCTIONS

===================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits that are described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, to provide the death benefit, and to cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Distribution Charge

The distribution charge is equal, on an annual basis, to 0.20% of the daily value of the variable portion of your contract. It compensates us for certain sales distribution expenses relating to the contract. If this charge is not enough to cover these costs, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will assess a daily charge against the assets in the variable account equal to an annual charge as shown below.

Equity Assurance Plan

                                               Owner's

                                            Attained Age           Annual Charge

                                                0-59                  0.07%
                                                60+                   0.20%

Annual Ratchet Plan                                                   0.10%

Accidental Death Benefit                                              0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:

Premium Year         1    2     3     4     5    6    7     Thereafter

Surrender Charge     6%   6%    5%    5%    4%   3%   2%         0%

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on amounts of a surrender equal to the greater of:

     (1)  the Contract Value less premium paid, or

     (2)  up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances which reduce our sales expenses. We may also vary the Premium Enhancement paid. We will determine the eligibility of such groups by considering factors such as:

     (1)  the size of the group;

     (2)  the total amount of premium we expect to receive from the group;

     (3) the nature of the purchase and the persistency we expect in that group;

     (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

     (5) any other circumstances that we believe to be relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

===================================================================
                              ACCESS TO YOUR MONEY

===================================================================

Generally

Contract Value, less any Premium Enhancement paid during the prior twenty-four months, is available in the following ways:

     o by surrendering all or part of your Contract Value during the accumulation phase;

     o    by receiving annuity payments during the income phase;

     o    when a death benefit is paid to your beneficiary.

Surrenders

Generally, surrenders are subject to a surrender charge, and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the surrender. If the Contract Value would be less than $2,000 as a result of a surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested. If you make a partial surrender during the twenty-four month period following receipt of a Premium Enhancement, except as part of our systematic withdrawal program, we will reduce the Premium Enhancement in the same proportion and deduct it from your Contract Value.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

     o the NYSE is closed (other than a customary weekend and holiday closings);

     o    trading on the NYSE is restricted;

     o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

     o    the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly or quarterly basis. You may change the amount or frequency of withdrawals under the program once per Contract Year. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your premium may be withdrawn in a Contract Year.

Surrender  charges are not imposed on  withdrawals  under this  program,  nor is there any charge for participating in this program. We will not reduce any Premium Enhancement as a result of a withdrawal under this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

The systematic withdrawal program may be canceled at any time by written request or automatically by us if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

===================================================================
                                ANNUITY PAYMENTS

===================================================================

Generally

Beginning on the Annuity Date, you will receive regular annuity payments. You may choose to receive annuity payments that are fixed, variable or a combination of fixed and variable. We make annuity payments on a monthly, quarterly, semiannual or annual basis.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we will comply with those requirements.

The Annuitant is the person on whose life annuity payments are based. You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. Likewise, if your annuity payments would be less than $100 a month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100. We will make annuity payments to you unless you designate another person to receive them. In that case, you must notify us in writing at least thirty days before the Annuity Date. You will remain fully responsible for any taxes related to the annuity payments.

Option 1 - Life Income

Under this option, we will make annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Annuity with 10 Years Guaranteed

This option is similar to option 1 above with the additional guarantee that payments will be made for a period you select of at least 10 years. Under this option, if the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Income

Under this option, we will make annuity payments as long as either the Annuitant or a contingent Annuitant is alive. If your contract is issued as an individual retirement annuity, payments under this option will be made only to you as Annuitant or to your spouse. Upon the death of either of you, we will continue to make annuity payments so long as the survivor is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

     o    your Contract Value in the portfolios on the Annuity Date;

     o the 5% assumed investment rate used in the annuity table for the contract;

     o    the performance of the portfolios you selected;

     o    the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

===================================================================
                                  DEATH BENEFIT

===================================================================

Death of Owner Before the Annuity Date

If you (or a joint owner) dies before the Annuity Date, the death benefit is payable to the beneficiary. The value of the death benefit will be determined as of the date we receive proof of death in a form acceptable to us. If ownership was changed from one natural person to another natural person, the death benefit will equal the Contract Value. A surviving spouse designated as the beneficiary can elect to continue the contract and become the owner. The amount of the death benefit to be paid is determined by the death benefit option selected at the time of application and is calculated in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The accidental death benefit, if applicable, will be paid in addition to any other benefit. All death benefit options may not be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

     (1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any seventh Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you selected an optional death benefit.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

     (1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

     (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3) the greatest Contract Value at any Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

     (1)  you select it on the application; and

     (2)  the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect upon our receipt of your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

     (1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

     (2) the greatest Contract Value at any seventh Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, plus any premium paid subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

     (3)  an amount equal to (a) plus (b) where:

          (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

          o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

          o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

          o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

          o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

          o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

          o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

          (b)  is equal to all premium paid after the first Contract Anniversary
               following  your  85th   birthday,   adjusted  for  surrenders  as
               described below.

In determining the death benefit, for each surrender a proportionate reduction will be made to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered, less any Premium Enhancement paid during the twenty-four months prior to the date of death, by the Contract Value immediately prior to the surrender, less any Premium Enhancement paid during the twenty-four months prior to the date of death.

         The Equity Assurance Plan will be in effect if:

          (1)  you select it on the application;

          (2) the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Accidental Death Benefit

If you selected the accidental death benefit at the time of application, it will be paid in addition to the traditional or optional death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

         (1) the Contract Value as of the date the death benefit is determined, less any Premium Enhancement paid during the twenty-four months prior to the date of death; or

         (2)      $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

          o    suicide  or  attempted   suicide,   while  sane  or  insane,   or
               intentionally self-inflicted injuries;

          o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

          o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

          o    declared or undeclared war or any act thereof; or

          o    service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

          (1)  you select it on the Application; and

          (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday, or upon our receipt of your written request to discontinue.

Payment to Beneficiary

Upon your death if prior to the Annuity Date, the beneficiary may elect the death benefit to be paid as follows:

          (1) payment of the entire death benefit within five years of the date of your death; or

          (2)  payment  over  the   beneficiary's   lifetime  with  distribution
               beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant shall be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================
                                   PERFORMANCE

================================================================

Occasionally, we may advertise certain performance related information concerning one or more of the portfolios, including total return and yield information. A portfolio's performance information is based on the portfolio's past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a portfolio, it will usually be calculated for one, five, and ten year periods or, where a portfolio has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a portfolio at the beginning of the relevant period to the value of the investment at the end of the period. That assumes the deduction of any surrender charge that would be payable if the contract were surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period.

When we advertise the yield of a portfolio we will calculate it based upon a given thirty day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market portfolio we may advertise the yield or the effective yield in addition to the total return. The yield of the money market portfolio refers to the income generated by an investment in that portfolio over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Total return at the variable account level is lower than at the underlying portfolio level since it is reduced by all contract charges (surrender charge, mortality and expense risk charge, administrative charge and distribution charge). On the other hand, total return at the variable account level also reflects receipt of the Premium Enhancement. Yield and effective yield at the variable account level are lower than at the portfolio level since the variable account level total return reflects all recurring charges (except surrender charge).

Performance information for a portfolio may be compared to:

          (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

          (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

          (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

          (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================
                                      TAXES

================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the funds, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

          (1)  after you reach age 59 1/2;

          (2)  to your beneficiary after you die;

          (3)  after you become disabled;

          (4) in a series of substantially equal installments made not less frequently than annually under a lifetime annuity; or

          (5)  under an immediate annuity.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal and the excess of the Contract Value over total premium will be taxed as ordinary income. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the owner of a contract, certain distributions must be made:

o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion will be distributed at least as quickly as the method in effect on the owner's death;

o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

          o    Individual Retirement Annuities ("IRAs");

          o    Roth IRAs;

          o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

          o    Keogh Plans; and

          o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to make partial surrenders from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. A prospective owner considering use of the contract in this manner should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

================================================================
                                OTHER INFORMATION

================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products or a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each subaccount in whose corresponding portfolio you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings which, in our judgment, are material with respect to the variable account.

================================================================
                              FINANCIAL STATEMENTS

================================================================

Consolidated balance sheets of AIG Life Insurance Company are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. A complete set of financial statements of the company has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Financial statements of the variable account are not included because no contracts have been issued using the subaccounts described in this prospectus.

================================================================
                              TABLE OF CONTENTS OF

                     THE STATEMENT OF ADDITIONAL INFORMATION

================================================================


GENERAL INFORMATION...........................................................
        AIG Life Insurance Company............................................
        Independent Accountants...............................................
        Legal Counsel.........................................................
        Distributor...........................................................
        Potential Conflicts...................................................

CALCULATION OF PERFORMANCE DATA...............................................
        Yield and Effective Yield Quotations for the Money Market Subaccount..
        Yield Quotations for Other Subaccounts................................
        Total Return Quotations...............................................
        Tax Deferred Accumulation.............................................

ANNUITY PROVISIONS............................................................
        Variable Annuity Payments.............................................
        Annuity Unit Value....................................................
        Net Investment Factor.................................................
        Additional Provisions.................................................

FINANCIAL STATEMENTS..........................................................

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000

                          OVATION PLUS VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2000, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

=====================================================================
                                TABLE OF CONTENTS

=====================================================================


GENERAL INFORMATION...........................................................3
     AIG Life Insurance Company...............................................3
     Independent Accountants..................................................3
     Legal Counsel............................................................3
     Distributor..............................................................3
     Potential Conflicts......................................................3

CALCULATION OF PERFORMANCE DATA...............................................4
     Yield and Effective Yield Quotations for the Money Market Subaccount.....4
     Yield Quotations for Other Subaccounts...................................5
     Total Return Quotations..................................................5
     Tax Deferred Accumulation................................................6

ANNUITY PROVISIONS............................................................7
     Variable Annuity Payments................................................7
     Annuity Unit Value.......................................................8
     Net Investment Factor....................................................8
     Additional Provisions....................................................9

FINANCIAL STATEMENTS..........................................................9

=====================================================================
                               GENERAL INFORMATION

=====================================================================

AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our  financial  statements  have been  audited by  PricewaterhouseCoopers,  LLP,
independent   certified  public  accountants,   whose  offices  are  located  in
Philadelphia, Pennsylvania.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Jorden Burt Boros Cicchetti Berenson & Johnson LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $46,712,373 in 1999, $33,398,137 in 1998, and $27,225,980 in
1997. Commissions retained by AIGESC were $0 in 1999, $0 in 1998, and $193,263 in 1997.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

=====================================================================
                         CALCULATION OF PERFORMANCE DATA

=====================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                    ---------
                                       cd

Where:

          a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

          b    = expenses accrued for the period (net of reimbursements)

          c = the average daily number of Accumulation Units outstanding during the period.

          d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Total Return Quotations

The total return quotations for all of the subaccounts will be average annual total return quotations for the one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV

Where:            P = a hypothetical initial payment of $1,000

                  T = average annual total return

                  n = number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The total return quotations reflect all recurring contract charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The total return quotations also reflect receipt of the Premium Enhancement described in the prospectus.

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the 0.20% distribution charge, but not the expenses of an underlying investment vehicle. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

          (1)  the assumed rate of earnings will be realistic;

          (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

          (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

          (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

=====================================================================
                               ANNUITY PROVISIONS

=====================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

          (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

          (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total  dollar  amount of each  variable  annuity  payment  is the sum of all
subaccount   variable   annuity  payments  less  the  pro  rata  amount  of  the
administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

o (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

o    (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     o    (a) is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii)a per share charge or credit, which we determine,  for changes in
               tax  reserves   resulting  from  investment   operations  of  the
               subaccount.

     o    (b) is equal to:

          (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     o    (c) is equal to:

          (i) the percentage factor representing the mortality and expense risk charge, plus

          (ii) the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We may require proof of the age of the Annuitant before making any life annuity payment provided for by the contract. If the age of the Annuitant has been misstated, we will compute the amount payable based on the correct age. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the annual rate of 5%. Any overpayments, including interest at the annual rate of 5%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

=====================================================================
                              FINANCIAL STATEMENTS

=====================================================================

Our consolidated balance sheets are included herein. A complete set of financial statements of the company has been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract. Financial statements of Variable Account I are not included because no contracts had been issued as of the date of this statement of additional information.

                           Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                           AIG LIFE INSURANCE COMPANY

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)


                                                                         December 31,            December 31,
                                                                            1999                     1998
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                           $ 4,702,879           $ 4,238,045
        (cost: 1999 - $4,890,022; 1998 - $4,081,008)
     Equity securities:
        Common stock

        (cost: 1999-$892; 1998 - $901)                                            2,233                 2,410
      Non-redeemable preferred stock
      (cost: 1999 - $50,794; 1998 - $18,250)                                     49,377                19,338
Mortgage loans on real estate, net                                              345,253               468,342
Real estate, net of accumulated
 depreciation of $5,041 in 1999 and $4,351 in 1998                               12,543                13,002
Policy loans                                                                    643,815             1,010,969
Other invested assets                                                            77,845                81,916
Short-term investments                                                          222,677               163,704
Cash                                                                                 86                 4,788
                                                                       ----------------         -------------

    Total investments and cash                                                6,056,708             6,002,514


Amounts due from related parties                                                  5,465                17,330
Investment income due and accrued                                                93,183                94,029
Premium and insurance balances receivable                                        64,359                56,583
Reinsurance assets                                                               99,850                72,044
Deferred policy acquisition costs                                               220,672               167,840
Federal income tax receivable                                                     9,611                 4,207
Deferred income taxes                                                            63,568                     -
Separate and variable accounts                                                3,220,806             1,971,280
Other assets                                                                      5,363                 6,228
                                                                         --------------         -------------

                                    Total assets                            $ 9,839,585           $ 8,392,055
                                                                             ==========            ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                             December 31,           December 31,
                                                                               1999                     1998
Liabilities

  Policyholders' funds on deposit                                           $ 4,612,363             $ 4,472,854
  Future policy benefits                                                      1,284,568               1,002,244
  Reserve for unearned premiums                                                  21,100                  21,468
  Policy and contract claims                                                    212,627                 200,193
  Reserve for commissions, expenses and taxes                                    19,390                  25,702
  Insurance balances payable                                                     60,642                  56,263
  Amounts due to related parties                                                  6,821                   4,119
  Deferred income taxes                                                               -                  56,519
  Separate and variable accounts                                              3,220,806               1,971,280
  Minority interest                                                               5,837                   5,987
  Other liabilities                                                              75,039                  59,189
                                                                          -------------             -----------


                                    Total liabilities                         9,519,193               7,875,818
                                                                            -----------             -----------

Capital funds

  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                                4,884                   4,884
  Additional paid-in capital                                                    153,283                 153,283
  Retained earnings                                                             283,908                 236,521
  Accumulated other comprehensive income                                       (121,683)                121,549
                                                                            -----------            ------------

                                    Total capital funds                         320,392                 516,237
                                                                            -----------            ------------


Total liabilities and capital funds                                         $ 9,839,585             $ 8,392,055
                                                                             ==========              ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                                 Years   ended   December 31,

                                                                       1999                  1998                  1997
                                                                  ------------             --------              -------
Revenues:
  Premiums                                                         $   712,920             $  616,964           $ 437,650
  Net investment income                                                443,863                457,148             381,868
  Realized capital losses                                              (11,240)                  (334)             (3,025)
                                                                  -------------         -------------          ----------

                     Total revenues                                  1,145,543              1,073,778             816,493
                                                                    ----------             ----------            --------


Benefits and expenses:
  Benefits to policyholders                                            329,888                272,368             188,969
  Increase in future policy benefits
   and policyholders' funds on deposit                                 539,457                547,100             397,481
  Acquisition and insurance expenses                                   202,678                168,075             163,533
                                                                   -----------            -----------            --------

                    Total benefits and expenses                      1,072,023                987,543             749,983
                                                                    ----------            -----------            --------


Income before income taxes                                              73,520                 86,235              66,510
                                                                  ------------            -----------           ---------

Income taxes:
   Current                                                              15,055                 16,218              20,059
   Deferred                                                             10,884                 15,220               3,964
                                                                  ------------            -----------          ----------

      Total income taxes                                                25,939                 31,438              24,023
                                                                  ------------            -----------           ---------

Net income before minority interest                                     47,581                 54,797              42,487
Minority interest income                                                  (194)                  (163)               (128)
                                                                 --------------          -------------         ----------


Net income                                                         $    47,387            $    54,634           $  42,359
                                                                    ==========             ==========            ========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                                   Years   ended   December 31,

                                                                       1999                 1998                  1997
Common stock

Balance at beginning of year                                     $       4,884        $        4,884         $      4,884
                                                                   -----------           -----------          -----------
Balance at end of year                                                   4,884                 4,884                4,884
                                                                   -----------           -----------          -----------


 Additional paid-in capital

Balance at beginning of year                                           153,283               153,283              123,283
Capital contributions                                                        -                     -               30,000
                                                               ---------------       ---------------           ----------
Balance at end of year                                                 153,283               153,283              153,283
                                                                     ---------             ---------            ---------


Retained earnings

  Balance at beginning of year                                         236,521               181,887              139,528
  Net income                                                            47,387                54,634               42,359
                                                                    ----------            ----------           ----------

  Balance at end of year                                               283,908               236,521              181,887
                                                                     ---------             ---------            ---------


Accumulated other comprehensive income

 Balance at beginning of year                                          121,549               114,490               62,814
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                                     (374,203)               10,860               79,497
  Deferred income tax benefit (expense) on
      changes                                                          130,971                (3,801)             (27,821)
                                                                    ----------            ----------            ---------

  Balance at end of year                                              (121,683)              121,549              114,490
                                                                    ----------             ---------            ---------


               Total capital funds                                  $  320,392            $  516,237           $  454,544
                                                                     =========             =========            =========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                           Years  ended   December 31,
                                                                             1999               1998               1997
                                                                         ------------         -------            --------

Cash flows from operating activities:

 Net income                                                               $   47,387        $     54,634       $    42,359

 Adjustments  to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                294,389             250,810           121,325
 Change in premiums and insurance balances
  receivable and payable -net                                                 (3,398)               (753)           (5,346)
 Change in reinsurance assets                                                (27,806)            (11,301)          157,710
 Change in deferred policy acquisition costs                                 (52,832)            (49,305)          (34,248)
 Change in investment income due and accrued                                     846              (8,894)           22,133
 Realized capital losses                                                      11,240                 334             3,025
 Change in current and deferred income taxes -net                              5,480               9,330             2,689
 Change in reserves for commissions, expenses and taxes                       (6,312)              9,599            13,243
 Change in other assets and liabilities - net                                 26,888             (61,575)           69,582
                                                                          ----------          -----------        ---------
         Total adjustments                                                   248,495             138,245           350,113
                                                                           ---------           ---------          --------
 Net cash provided by operating activities                                   295,882             192,879           392,472
                                                                           ---------           ---------          --------

Cash flows from investing activities:

 Cost of fixed maturities, at market, sold                                   564,697             282,756            23,816
 Cost of fixed maturities, at market, matured or redeemed                    318,833             340,435           153,963
 Cost of equity securities sold                                                1,032               1,039             3,676
 Cost of real estate sold                                                          -               2,585                 -
 Realized capital losses                                                     (11,240)              1,666             1,975
 Purchase of fixed maturities                                             (1,685,038)         (1,865,768)         (804,262)
 Purchase of equity securities                                               (33,567)            (18,559)           (1,750)
 Purchase of real estate                                                           -                (341)             (413)
 Mortgage loans granted                                                     (134,988)           (202,484)          (87,690)
 Repayments of mortgage loans                                                258,159              83,035            29,298
 Change in policy loans                                                      367,154             485,868           377,124
 Change in short-term investments                                            (58,973)            504,208          (567,876)
 Change in other invested assets                                             (23,336)            (11,706)            6,294
 Other - net                                                                  (2,826)            (27,908)           11,917
                                                                          ----------          -----------       ----------
  Net cash used in investing activities                                     (440,093)           (425,174)         (853,928)
                                                                            --------           ----------        ---------

Cash flows from financing activities:

 Change in policyholders' funds on deposit                                   139,509             231,951           430,808
  Proceeds from capital contribution                                               -                   -            30,000
                                                                      --------------    ----------------        ----------
   Net cash provided by financing activities                                 139,509             231,951           460,808
                                                                            --------          ----------         ---------

Change in cash                                                                (4,702)               (344)             (648)
Cash at beginning of period                                                    4,788               5,132             5,780
                                                                          ----------        ------------        ----------
Cash at end of period                                                  $          86       $       4,788       $     5,132
                                                                        ============        ============        ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                               Years  ended   December 31,

                                                                          1999                    1998               1997
                                                                    -----------------       ----------              ------

Comprehensive income

Net income                                                            $      47,387        $      54,634       $     42,359
                                                                       ------------         ------------        -----------
Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                                              (374,203)              10,860             79,497
 Changes due to deferred income tax benefit
       (expense) on changes                                                 130,971               (3,801)          (27,821)
                                                                        -----------        -------------         ---------

  Other comprehensive income                                               (243,232)               7,059            51,676
                                                                         ----------        --------------        ---------

 Comprehensive income                                                   $  (195,845)        $     61,693        $   94,035
                                                                         ==========-         ===========         =========



















                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

1.   Summary    of    Significant     Accounting    Policies    -    (continued)

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $2,540,000 and $2,448,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):



                                                                                        Years ended  December 31,

                                                                                1999            1998              1997

        Fixed maturities                                                      $330,806          $284,267         $200,097
        Equity securities                                                        1,670               622               58
        Mortgage loans                                                          37,255            36,464           28,714
        Real estate                                                              2,253             2,406            2,254
        Policy loans                                                            55,832           120,927          148,555
        Cash and short-term investments                                          7,349             9,346            3,582
          Other invested assets                                                 15,141             8,015            2,380
                                                                             ---------         ---------        ---------
                  Total investment income                                      450,306           462,047          385,640
        Investment expenses                                                      6,443             4,899            3,772
                                                                             ---------         ---------        ---------

                  Net investment income                                       $443,863          $457,148         $381,868
                                                                               =======           =======          =======


2.   Investment Information - (continued)

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                        Years ended December 31,

                                                                                 1999              1998             1997
                                                                             ----------           -------          ------

    Realized (losses) gains on investments:
        Fixed maturities                                                     $ (11,100)     $          -    $          -
        Equity securities                                                           86                84            1,975
        Mortgage loans                                                               -            (2,000)          (5,000)
        Real estate                                                                  -             1,561                -
        Other invested assets                                                     (226)               21                -
                                                                           -----------         ---------     ------------
        Realized losses                                                      $ (11,240)         $   (334)       $  (3,025)
                                                                              ========           =======         =========

    Change in unrealized appreciation (depreciation) of investments:

          Fixed maturities                                                   $(344,180)         $( 1,131)        $ 77,422

        Equity securities                                                       (2,673)            1,203             (626)
          Other invested assets                                                (27,350)           10,788            2,701
                                                                             ----------          -------        ---------
        Change in unrealized appreciation
        (depreciation) of investments                                        $(374,203)          $10,860         $ 79,497
                                                                              -========           ======          =======


          Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $564,697,000, $282,756,000, and $23,816,000, respectively.

          During 1999,  1998 and 1997,  gross gains of  $8,603,000,  $0, and $0,
          respectively,   and  gross   losses  of   $19,703,000,   $0,  and  $0,
          respectively, were realized on dispositions of fixed maturity investments.

          During  1999,  1998 and 1997,  gross  gains of $87,000,  $84,000,  and
          $1,975,000, respectively, and gross losses of $1,000, $0, and $0, respectively, were realized on disposition of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments: At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $3,635,000 and $2,854,000 and gross losses of $3,711,000 and $257,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):



                                                                               Gross            Gross        Estimated
        1999                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------
          Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     54,114     $      10,611   $         549     $    64,176
          States, municipalities and

              political subdivisions                        298,831             8,474           2,777         304,528
          Foreign governments                                20,242               947             109          21,080
          All other corporate                             4,516,835            30,080         233,820       4,313,095
                                                          ---------       -----------        --------       ---------

        Total fixed maturities                           $4,890,022      $     50,112      $  237,255      $4,702,879
                                                          =========       ===========        ========       =========

    -----------------------------------



                                                                               Gross            Gross        Estimated
        1998                                               Amortized        Unrealized       Unrealized       Market
        ----                                                 Cost              Gains           Losses         Value
                                                           --------         ----------       ----------      ---------

        Fixed maturities:

          U.S. Government and government
              agencies and authorities                 $     50,617     $      19,220   $          10     $    69,827
          States, municipalities and

              political subdivisions                        370,790            23,962           4,961         389,791
          Foreign governments                                30,431             7,201               -          37,632
          All other corporate                             3,629,170           156,316          44,691       3,740,795
                                                          ---------        ----------       ---------       ---------

        Total fixed maturities                           $4,081,008       $   206,699      $   49,662      $4,238,045
                                                          =========        ==========       =========       =========

     The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                           Estimated
                                                                               Amortized                    Market
                                                                                 Cost                       Value
                                                                               --------                    ---------

        Due in one year or less                                                $   320,364                $   310,060
        Due after one year through five years                                    1,431,252                  1,385,475
        Due after five years through ten years                                   1,788,798                  1,708,343
        Due after ten years                                                      1,349,608                  1,299,001
                                                                                ----------                  ---------

                                                                               $ 4,890,022                 $4,702,879
                                                                                 =========                  =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $577,112,000 and $522,844,000, respectively; the estimated amortized cost was approximately $586,925,000 in 1999 and $504,077,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999 and 1998.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $368,018,000 and $344,609,000, respectively, and an aggregate market value of $326,989,000 and $327,217,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

        Bankers Trust                                                 $  35,126
        Camden Property                                                  38,782
        Countrywide                                                      39,621
        Fort James                                                       36,202
        GMAC                                                             34,375
        Lehman Brothers                                                  35,698
        Morgan Stanley Capital                                           37,532
        Morgan Stanley Group                                             40,665
        RFCO                                                             33,501
        Simon Debartolo                                                  41,138
        Tower Funding                                                    49,489

        Other Invested Assets:
        Equity Linked Investors II, L.P.                              $  36,852

3.  Deferred Policy Acquisition Costs

          The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                                                   Years  ended   December 31,

                                                                            1999             1998               1997
                                                                         ----------        ------             -------


        Balance at beginning of year                                      $167,840         $118,535           $84,287
        Acquisition costs deferred                                          73,097           71,430            50,927
        Amortization charged to income                                     (20,265)         (22,125)          (16,679)
                                                                          --------         --------          --------
        Balance at end of year                                            $220,672         $167,840          $118,535
                                                                           =======          =======           =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1999 and 1998 follows (in thousands):

                                                                                    1999                       1998
        Future Policy Benefits:
        Long duration contracts                                                $ 1,255,606               $    987,503
        Short duration contracts                                                    28,962                     14,741
                                                                               -----------               ------------
                                                                               $ 1,284,568                $ 1,002,244
                                                                                 =========                  =========

        Policyholders' funds on deposit:
        Annuities                                                              $ 1,598,685                $ 1,385,203
        Universal life                                                             212,907                    184,460
        Guaranteed investment contracts (GICs)                                     976,517                    669,035
        Corporate owned life insurance                                           1,816,969                  2,229,843
           Other investment contracts                                                7,285                      4,313
                                                                              ------------               ------------

                                                                                $ 4,612,363                 $ 4,472,854
                                                                                  =========                   =========

4.   Future Policy Benefits and Policyholders' Funds on Deposit - (continued)

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 7.4 percent.

     (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                  Years ended December 31,


                                                 1999                         1998                        1997
                                         -----------------------         ----------------            --------------

                                               Percent                      Percent                     Percent
                                                 of                            of                          of
                                               pre-tax                      pre-tax                     pre-tax
                                             operating                     operating                   operating

                                         Amount         Income            Amount    Income           Amount     Income
        "Expected" income tax
             expense                       $ 25,732       35.0%         $ 30,183     35.0%         $ 23,279      35.0%
        Prior year federal
             income tax benefit                 109         0.1              268      0.3                (6)        -
          State income tax                      198        0.3               599      0.7               673       1.0
        Other                                  (100)      (0.1)              388      0.5                77       0.1
                                           --------     ------         ---------    -----        ----------     -----
        Actual income tax expense           $25,939       35.3%         $ 31,438     36.5%         $ 24,023      36.1%
                                             ======     ======           =======     ====           =======      ====

     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                   Years ended December 31,

                                                                                1999                     1998
    Deferred tax assets:
        Adjustment to life policy reserves                                  $   74,579              $    59,903
        Unrealized depreciation of investments                                  65,527                        -
        Adjustments to mortgage loans and
              investment income due and accrued                                  5,009                    4,913
        Adjustment to policy and contract claims                                 1,959                    5,456
        Other                                                                    2,521                    2,406
                                                                            ----------                ---------
                                                                               149,595                   72,678
                                                                              --------                 --------
    Deferred tax liabilities:
        Deferred policy acquisition costs                                   $   74,247              $    55,308
        Unrealized appreciation on investments                                       -                   65,445
        Fixed maturities discount                                                7,744                    4,911
        Other                                                                    4,036                    3,533
                                                                            ----------              -----------
                                                                                86,027                  129,197
                                                                             ---------                ---------

        Net deferred tax (asset) liability                                  $  (63,568)              $   56,519
                                                                             =========                =========

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $20,156,000, $21,184,000, and $20,311,000, respectively.

6.   Commitments and Contingencies

          The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

          During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

          During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

          During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

          During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999.

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

        1999                                        Fair               Carrying
                                                    Value               Amount


        Cash and short-term investments        $    222,763         $    222,763
        Fixed maturities                          4,702,879            4,702,879
        Equity securities                            51,610               51,610
        Mortgage and policy loans                   994,825              989,068

        Policyholders' funds on deposit         $ 4,627,170          $ 4,612,363


        1998                                        Fair               Carrying
                                                    Value                Amount

        Cash and short-term investments        $    168,492         $    168,492
        Fixed maturities                          4,238,045            4,238,045
        Equity securities                            21,748               21,748
        Mortgage and policy loans                 1,500,447            1,479,311

        Policyholders' funds on deposit         $ 4,554,644          $ 4,472,854

8.   Capital Funds

     (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $29,805,000 during 1999, however, no dividends were paid during the year.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices was $298,955,000 at December 31, 1999 and $298,047,000 at December 31, 1998. Statutory net income amounted to $23,517,000, $28,789,000 and $35,350,000 for 1999, 1998 and 1997,
          respectively.

     (c) During 1997, the Company received a $30,000,000 surplus contribution from American International Group Inc., the parent.

     (d)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(11,240,000), $(334,000) and $(3,025,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $89,000, $272,000, and $373,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

    (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                         Payment

                 2000                                        $  4,714
                 2001                                           4,250
                 2002                                           3,773
                 2003                                           3,451
                 2004                                           1,831
        Remaining years after 2004                                  -
                                                              -------

                 Total                                        $18,019
                                                              =======

     Rent expense approximated $4,983,000, $4,450,000, and $3,881,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):



    December 31, 1999
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed            Net             to Net


      Life Insurance in Force             $55,097,927        $19,275,199      $ 850,313        $36,673,041          2.3%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                241,419             52,217          2,449            191,651          1.3%
          Accident and Health                 210,592            112,162        171,794            270,224         63.6%
          Annuity                             251,045                  -              -            251,045            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     703,056       $    164,379      $ 174,243      $     712,920         24.4%
                                         ============        ===========       ========       ============



    December 31, 1998
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded             Assumed              Net           to Net


      Life Insurance in Force             $53,884,853        $19,921,930      $ 896,285        $34,859,208          2.6%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                184,487             54,134          2,022            132,375          1.5%
          Accident and Health                 155,199             82,614        142,878            215,463         66.3%
          Annuity                             269,126                      -               -       269,126            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     608,812       $    136,748      $ 144,900      $     616,964         23.5%
                                         ============        ===========       ========       ============

    December 31, 1997
                                                                                                               Percentage
                                                                                                                of Amount
                                                                                                                 Assumed
                                           Gross             Ceded          Assumed              Net              to Net


      Life Insurance in Force             $52,183,971        $18,779,228      $ 935,975        $34,340,718          2.7%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                200,926             67,350          2,389            135,965          1.8%
          Accident and Health                 118,663             59,550        115,573            174,686         66.2%
          Annuity                             126,999                      -               -       126,999            -
                                         ------------      -----------------  --------------    ----------

        Total Premiums                  $     446,588       $    126,900      $ 117,962      $     437,650         27.0%
                                         ============        ===========       ========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $147,882,000, $111,580,000, and $100,029,000, respectively, for each of the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1999 amounted to $1,194,000 and $1,000, respectively. Premium income and commission ceded for 1998 amounted to $1,237,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,251,000 and $1,000 for the year ended December 31, 1997. Premium income and ceding commission expense assumed from affiliates aggregated  $158,579,000  and  $31,710,000,  respectively,  for  1999, compared to $131,771,000 and $31,584,000, respectively, for 1998, and $110,529,000 and $24,853,000, respectively for 1997.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $38,845,000, $40,417,000 and $37,846,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $20,604,000, $23,132,000 and $18,134,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) During 1997, a reinsurance agreement covering certain annuity policies was terminated. Upon cancellation, assets totaling $164,895,000 were transferred to the Company from Delaware American Life Insurance Company.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Holders of
AIG Life Insurance Company

Variable Account I

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I (comprising sixty-five subaccounts, hereafter collectively referred to as "Variable Account I") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account I at December 31, 1999, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account I; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS:
       Investments at Market Value:

                                                                           Shares                Cost               Market Value
                                                                   ----------------------------------------------------------------
            AIM
              Capital Appreciation Fund                                   78,940.837         $ 1,964,074             $ 2,808,716
              International Equity Fund                                  123,776.999           2,551,338               3,625,431
            Alliance
              Money Market Portfolio                                 100,967,746.450         100,967,746             100,967,746
              Premier Growth Portfolio                                15,936,838.460         411,322,469             644,645,115
              Growth & Income Portfolio                               19,253,202.227         377,959,142             419,519,614
              International Portfolio                                  3,051,885.127          49,511,680              66,470,057
              Short-Term Multi-Market Portfolio                          323,753.325           3,234,525               3,208,393
              Global Bond Portfolio                                      762,715.347           8,671,200               8,580,545
              U.S. Government/High Grade Securities Portfolio          4,734,737.903          55,722,261              52,931,974
              Global Dollar Government Portfolio                         778,777.476           9,479,558               8,403,011
              North American Government Income Portfolio               1,831,926.719          23,081,762              22,752,532
              Utility Income Portfolio                                 1,752,369.603          29,596,439              37,956,325
              Conservative Investors Portfolio                         1,829,805.195          23,627,210              24,574,284
              Growth Investors Portfolio                                 900,603.991          12,645,353              15,427,347
              Growth Portfolio                                        11,583,317.867         258,498,357             389,075,571
              Total Return Portfolio                                   3,711,014.427          62,080,773              64,905,641
              Worldwide Privatization Portfolio                        2,370,042.831          35,373,281              51,524,730
              Technology Portfolio                                     9,104,409.167         216,283,179             305,999,186
              Quasar Portfolio                                         5,697,402.059          67,156,794              74,066,228
              Real Estate Investment Portfolio                         1,261,462.389          13,553,019              11,189,170
              High Yield Portfolio                                     2,366,448.703          23,548,536              21,629,341
            Dreyfus
              Stock Index Fund                                           588,973.950          17,437,086              22,646,050
              Zero Coupon 2000 Portfolio                                   6,706.380              82,633                  81,615
              Small Company Stock Portfolio                              100,534.405           1,547,506               1,677,921
            Fidelity
              Money Market Portfolio                                  12,263,432.910          12,263,433              12,263,433
              Asset Manager Portfolio                                    587,498.451          10,123,585              10,968,598
              Growth Portfolio                                           415,668.330          16,883,805              22,832,659
              High Income Portfolio                                      650,292.513           7,664,718               7,354,806
              Investment Grade Bond Portfolio                            398,061.355           4,939,897               4,840,423
              Overseas Portfolio                                          50,075.850             970,860               1,374,081
              Contrafund Portfolio                                       231,082.765           5,529,117               6,736,063
            Hotchkis & Wiley
              International VIP Portfolio                                 10,291.790             112,768                 118,563
              Low Duration VIP Portfolio                                   8,862.007              87,315                  86,049
            Mercury
              U.S. Large Cap Fund                                          6,191.257              72,182                  74,482
            Merrill Lynch
              Basic Value Focus Fund                                     530,471.244           7,462,035               7,214,406
              Capital Focus Fund                                             762.860               7,845                   7,758
              Developing Capital Markets Fund                             13,310.738              95,747                 137,635
              Domestic Money Market Fund                               1,280,801.200           1,280,801               1,280,801
              Global Growth Focus Fund                                    17,272.094             214,822                 255,282
              Global Strategy Focus Fund                                  69,596.099             960,824                 983,397
              Global Utility Focus Fund                                   61,733.320             980,323               1,040,207
              High Current Income Fund                                    78,860.719             799,447                 756,273
              International Equity Focus Fund                             93,339.612           1,005,462               1,305,820
              Natural Resources Focus Fund                                 6,696.454              57,472                  63,481
              Prime Bond Fund                                             55,649.369             662,734                 619,931
              Quality Equity Fund                                         47,175.995           1,717,533               1,883,737
              Special Value Focus Fund                                    55,154.034           1,142,736               1,287,844

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I


                 STATEMENT OF ASSETS AND LIABILITIES (continued)
                                DECEMBER 31, 1999


ASSETS:
       Investments at Market Value:

                                                                             Shares                Cost               Market Value
                                                                     --------------------------------------------------------------
            Mitchell Hutchins
              Balanced Portfolio                                           120,361.019           1,389,402               1,414,243
              Global Income Portfolio                                       37,889.642             410,573                 399,359
              Growth Portfolio                                              95,494.048           1,843,148               2,300,452
              Growth & Income Portfolio                                    421,816.862           6,251,195               6,892,491
              High Income Portfolio                                        122,472.681           1,560,252               1,439,055
              Small Cap Portfolio                                           40,424.433             570,123                 616,878
              Strategic Income Portfolio                                    81,912.896           1,010,501                 960,837
              Tactical Allocation Portfolio                              2,203,733.886          35,518,011              36,339,574
            Van Eck
              Worldwide Hard Assets Fund                                    22,211.943             235,374                 243,443
              Worldwide Emerging Markets Fund                               20,051.178             203,901                 285,928
            Weiss, Peck & Greer
              Tomorrow Short Term Portfolio                                 42,020.691             436,493                 420,624
              Tomorrow Medium Term Portfolio                                48,103.455             432,951                 433,896
              Tomorrow Long Term  Portfolio                                 52,464.208             446,450                 478,476
                                                                                       --------------------  ----------------------

              Total Investments                                                            $ 1,931,239,756         $ 2,490,377,528
                   Total Assets                                                                                    $ 2,490,377,528
                                                                                                             ======================

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
    CONTRACT HOLDERS:
            Accumulation Reserves                                                                                  $ 2,487,071,434
            Annuity Reserves                                                                                             3,306,094
                                                                                                             ----------------------

                                                                                                                   $ 2,490,377,528
                                                                                                             ======================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1999

                                                                                    AIM                         AIM
                                                                                  Capital                  International
                                                                                Appreciation                   Equity
                                                       Total                        Fund                        Fund
Investment Income (Loss):
    Dividends                                          $104,087,321                     $60,650                    $230,553
Expenses:
    Mortality & Expense Risk Fees                        24,354,915                      22,931                      43,591
    Daily Administrative Charges                          2,915,325                       2,750                       5,226
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                             76,817,081                      34,969                     181,736
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                        137,236,532                      52,210                   1,090,840
    Change in Unrealized Appreciation
        (Depreciation)                                  246,453,532                     733,681                   1,071,125
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                      383,690,064                     785,891                   2,161,965
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $460,507,145                    $820,860                  $2,343,701
                                                ====================         ===================         ===================

                                                                                                              Alliance
                                                     Alliance                     Alliance                     Growth
                                                       Money                      Premier                        &
                                                      Market                       Growth                      Income
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                            $4,689,577                  $6,372,729                 $36,321,210
Expenses:
    Mortality & Expense Risk Fees                         1,290,708                   5,941,849                   4,480,413
    Daily Administrative Charges                            153,100                     712,949                     536,629
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                              3,245,769                   (282,069)                  31,304,168
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  0                  19,960,434                   8,345,783
    Change in Unrealized Appreciation
        (Depreciation)                                            0                 115,978,034                 (8,113,047)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                                0                 135,938,468                     232,736
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $3,245,769                $135,656,399                 $31,536,904
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements


                                                                                  Alliance                    Alliance
                                                     Alliance                    Short-Term                    Global
                                                   International                Multi-Market                    Bond
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                            $1,853,639                    $244,566                    $308,945
Expenses:
    Mortality & Expense Risk Fees                           659,413                      57,586                     111,232
    Daily Administrative Charges                             77,811                       6,905                      13,392
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                              1,116,415                     180,075                     184,321
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                          3,732,621                   (146,929)                      68,327
    Change in Unrealized Appreciation
        (Depreciation)                                   13,605,889                      65,684                   (955,620)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                       17,338,510                    (81,245)                   (887,293)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                           $18,454,925                     $98,830                  ($702,972)
                                                ====================         ===================         ===================

                                                     Alliance
                                                       U.S.                                                   Alliance
                                                    Government/                   Alliance                     North
                                                       High                        Global                     American
                                                       Grade                       Dollar                    Government
                                                    Securities                   Government                    Income
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                            $3,192,505                  $1,068,563                  $2,031,573
Expenses:
    Mortality & Expense Risk Fees                           629,999                      89,262                     290,418
    Daily Administrative Charges                             75,735                      10,713                      34,728
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                              2,486,771                     968,588                   1,706,427
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                            360,738                 (1,419,253)                      11,362
    Change in Unrealized Appreciation
        (Depreciation)                                  (4,680,190)                   1,985,996                    (47,771)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                      (4,319,452)                     566,743                    (36,409)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          ($1,832,681)                  $1,535,331                  $1,670,018
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements


                                                     Alliance                     Alliance                    Alliance
                                                      Utility                   Conservative                   Growth
                                                      Income                     Investors                   Investors
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                            $1,299,750                  $2,357,709                  $1,431,813
Expenses:
    Mortality & Expense Risk Fees                           397,880                     330,788                     185,967
    Daily Administrative Charges                             47,702                      39,744                      22,405
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                854,168                   1,987,177                   1,223,441
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                          2,196,833                     981,607                     695,455
    Change in Unrealized Appreciation
        (Depreciation)                                    2,178,597                 (2,058,748)                     124,297
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                        4,375,430                 (1,077,141)                     819,752
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $5,229,598                    $910,036                  $2,043,193
                                                ====================         ===================         ===================

                                                                                  Alliance                    Alliance
                                                     Alliance                      Total                     Worldwide
                                                      Growth                       Return                  Privatization
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                           $24,452,751                  $5,008,217                  $2,649,459
Expenses:
    Mortality & Expense Risk Fees                         3,854,000                     703,933                     476,141
    Daily Administrative Charges                            461,477                      84,058                      56,793
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                             20,137,274                   4,220,226                   2,116,525
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                         28,107,912                   1,525,428                   2,110,797
    Change in Unrealized Appreciation
        (Depreciation)                                   45,463,387                 (3,201,588)                  14,194,001
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                       73,571,299                 (1,676,160)                  16,304,798
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                           $93,708,573                  $2,544,066                 $18,421,323
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements


                                                                                                              Alliance
                                                                                                                Real
                                                     Alliance                     Alliance                     Estate
                                                    Technology                     Quasar                    Investment
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                              $305,135                    $210,479                    $589,335
Expenses:
    Mortality & Expense Risk Fees                         2,125,104                     816,282                     155,885
    Daily Administrative Charges                            254,942                      97,204                      18,353
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                            (2,074,911)                   (703,007)                     415,097
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                         68,971,993                   (522,595)                   (836,292)
    Change in Unrealized Appreciation
        (Depreciation)                                   50,181,571                  11,800,725                   (460,189)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                      119,153,564                  11,278,130                 (1,296,481)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $117,078,653                 $10,575,123                  ($881,384)
                                                ====================         ===================         ===================


                                                                                                              Dreyfus
                                                     Alliance                     Dreyfus                       Zero
                                                       High                        Stock                       Coupon
                                                       Yield                       Index                        2000
                                                     Portfolio                      Fund                     Portfolio
Investment Income (Loss):
    Dividends                                              $990,643                    $392,416                      $9,198
Expenses:
    Mortality & Expense Risk Fees                           230,870                     237,359                       2,357
    Daily Administrative Charges                             27,806                      28,463                         273
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                731,967                     126,594                       6,568
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                          (667,836)                     731,343                       1,880
    Change in Unrealized Appreciation
        (Depreciation)                                    (778,377)                   2,502,878                     (6,726)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                      (1,446,213)                   3,234,221                     (4,846)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            ($714,246)                  $3,360,815                      $1,722
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements


                                                      Dreyfus
                                                       Small                      Fidelity                    Fidelity
                                                      Company                      Money                       Asset
                                                       Stock                       Market                     Manager
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                    $0                    $423,960                    $580,673
Expenses:
    Mortality & Expense Risk Fees                            18,765                     105,203                     115,472
    Daily Administrative Charges                              2,251                      12,585                      13,865
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                               (21,016)                     306,172                     451,336
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                           (80,077)                           0                     100,465
    Change in Unrealized Appreciation
        (Depreciation)                                      232,597                           0                     364,435
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          152,520                           0                     464,900
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $131,504                    $306,172                    $916,236
                                                ====================         ===================         ===================

                                                                                                              Fidelity
                                                                                  Fidelity                   Investment
                                                     Fidelity                       High                       Grade
                                                      Growth                       Income                       Bond
                                                     Portfolio                   Portfolio                   Portfolio

Investment Income (Loss):
    Dividends                                            $1,369,728                    $357,625                    $250,067
Expenses:
    Mortality & Expense Risk Fees                           198,445                      62,450                      65,007
    Daily Administrative Charges                             23,791                       7,485                       7,822
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                              1,147,492                     287,690                     177,238
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                            554,625                    (69,241)                    (23,043)
    Change in Unrealized Appreciation
        (Depreciation)                                    3,655,811                      11,174                   (296,942)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                        4,210,436                    (58,067)                   (319,985)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $5,357,928                    $229,623                  ($142,747)
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements

                                                                                                              Hotchkis
                                                                                                                 &
                                                                                                               Wiley
                                                     Fidelity                     Fidelity                 International
                                                     Overseas                    Contrafund                     VIP
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                               $45,346                    $135,302                        $596
Expenses:
    Mortality & Expense Risk Fees                            14,592                      62,306                         247
    Daily Administrative Charges                              1,750                       7,492                          29
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                 29,004                      65,504                         320
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                             25,449                     186,090                           8
    Change in Unrealized Appreciation
        (Depreciation)                                      363,319                     850,009                       5,793
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          388,768                   1,036,099                       5,801
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $417,772                  $1,101,603                      $6,121
                                                ====================         ===================         ===================

                                                    Hotchkis
                                                        &                                                     Merrill
                                                       Wiley                      Mercury                      Lynch
                                                        Low                         U.S.                       Basic
                                                     Duration                      Large                       Value
                                                        VIP                         Cap                        Focus
                                                     Portfolio                      Fund                        Fund
Investment Income (Loss):
    Dividends                                                $2,268                        $235                  $1,275,566
Expenses:
    Mortality & Expense Risk Fees                               441                          54                      72,036
    Daily Administrative Charges                                 53                           6                       8,587
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                  1,774                         175                   1,194,943
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                               (26)                           8                    (80,446)
    Change in Unrealized Appreciation
        (Depreciation)                                      (1,264)                       2,299                   (237,545)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          (1,290)                       2,307                   (317,991)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                  $484                      $2,482                    $876,952
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements


                                                                                  Merrill                     Merrill
                                                      Merrill                      Lynch                       Lynch
                                                       Lynch                     Developing                   Domestic
                                                      Capital                     Capital                      Money
                                                       Focus                      Markets                      Market
                                                       Fund                         Fund                        Fund
Investment Income (Loss):
    Dividends                                                  $188                      $2,253                     $90,288
Expenses:
    Mortality & Expense Risk Fees                                58                       1,235                      24,532
    Daily Administrative Charges                                  7                         144                       2,921
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                    123                         874                      62,835
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                                  0                     (1,774)                           0
    Change in Unrealized Appreciation
        (Depreciation)                                         (87)                      51,211                           0
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                             (87)                      49,437                           0
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                   $36                     $50,311                     $62,835
                                                ====================         ===================         ===================

                                                      Merrill                     Merrill                     Merrill
                                                       Lynch                       Lynch                       Lynch
                                                      Global                       Global                      Global
                                                      Growth                      Strategy                    Utility
                                                       Focus                       Focus                       Focus
                                                       Fund                         Fund                        Fund
Investment Income (Loss):
    Dividends                                                $2,938                    $113,484                    $108,275
Expenses:
    Mortality & Expense Risk Fees                               459                       6,175                       8,495
    Daily Administrative Charges                                 52                         734                       1,022
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                  2,427                     106,575                      98,758
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                                936                       1,159                       4,838
    Change in Unrealized Appreciation
        (Depreciation)                                       40,459                      18,590                       4,581
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                           41,395                      19,749                       9,419
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $43,822                    $126,324                    $108,177
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements



                                                      Merrill                     Merrill                     Merrill
                                                       Lynch                       Lynch                       Lynch
                                                       High                    International                  Natural
                                                      Current                      Equity                    Resources
                                                      Income                       Focus                       Focus
                                                       Fund                         Fund                        Fund
Investment Income (Loss):
    Dividends                                               $68,306                     $39,800                        $912
Expenses:
    Mortality & Expense Risk Fees                             7,727                      11,680                         681
    Daily Administrative Charges                                925                       1,390                          81
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                 59,654                      26,730                         150
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                            (9,667)                       2,517                       1,537
    Change in Unrealized Appreciation
        (Depreciation)                                     (22,846)                     287,142                       9,258
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                         (32,513)                     289,659                      10,795
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $27,141                    $316,389                     $10,945
                                                ====================         ===================         ===================

                                                                                                              Merrill
                                                      Merrill                     Merrill                      Lynch
                                                       Lynch                       Lynch                      Special
                                                       Prime                      Quality                      Value
                                                       Bond                        Equity                      Focus
                                                       Fund                         Fund                        Fund
Investment Income (Loss):
    Dividends                                               $41,396                    $286,442                     $93,108
Expenses:
    Mortality & Expense Risk Fees                             7,309                      16,543                       8,203
    Daily Administrative Charges                                876                       1,976                         968
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                 33,211                     267,923                      83,937
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                            (9,495)                       8,451                    (37,134)
    Change in Unrealized Appreciation
        (Depreciation)                                     (45,725)                     110,512                     177,235
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                         (55,220)                     118,963                     140,101
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             ($22,009)                    $386,886                    $224,038
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements



                                                                                  Mitchell
                                                     Mitchell                     Hutchins                    Mitchell
                                                     Hutchins                      Global                     Hutchins
                                                     Balanced                      Income                      Growth
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                   $20                          $0                         $28
Expenses:
    Mortality & Expense Risk Fees                            12,204                       3,385                      13,316
    Daily Administrative Charges                              1,390                         404                       1,570
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                               (13,574)                     (3,789)                    (14,858)
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                            (3,739)                     (1,721)                      13,091
    Change in Unrealized Appreciation
        (Depreciation)                                       44,396                     (9,476)                     449,569
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                           40,657                    (11,197)                     462,660
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets
    Resulting From Operations                               $27,083                   ($14,986)                    $447,802
                                                ====================         ===================         ===================

                                                     Mitchell
                                                     Hutchins                     Mitchell                    Mitchell
                                                      Growth                      Hutchins                    Hutchins
                                                         &                          High                       Small
                                                      Income                       Income                       Cap
                                                     Portfolio                   Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                   $69                    $145,396                     $21,076
Expenses:
    Mortality & Expense Risk Fees                            51,989                      18,588                       5,989
    Daily Administrative Charges                              6,124                       2,239                         691
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                               (58,044)                     124,569                      14,396
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                             31,065                      27,590                       9,051
    Change in Unrealized Appreciation
        (Depreciation)                                      580,137                   (111,345)                      16,783
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          611,202                    (83,755)                      25,834
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $553,158                     $40,814                     $40,230
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements


                                                     Mitchell                     Mitchell                    Van Eck
                                                     Hutchins                     Hutchins                   Worldwide
                                                     Strategic                    Tactical                      Hard
                                                      Income                     Allocation                    Assets
                                                     Portfolio                   Portfolio                      Fund
Investment Income (Loss):
    Dividends                                               $52,707                  $2,391,585                      $1,959
Expenses:
    Mortality & Expense Risk Fees                             7,145                     277,838                       2,041
    Daily Administrative Charges                                854                      33,399                         245
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                 44,708                   2,080,348                       (327)
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                              1,517                   1,198,834                    (48,791)
    Change in Unrealized Appreciation
        (Depreciation)                                     (50,021)                     277,248                      78,945
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                         (48,504)                   1,476,082                      30,154
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              ($3,796)                  $3,556,430                     $29,827
                                                ====================         ===================         ===================

                                                      Van Eck                       WP&G                        WP&G
                                                     Worldwide                    Tomorrow                    Tomorrow
                                                     Emerging                      Short                       Medium
                                                      Markets                       Term                        Term
                                                       Fund                      Portfolio                   Portfolio
Investment Income (Loss):
    Dividends                                                    $0                     $30,422                     $36,366
Expenses:
    Mortality & Expense Risk Fees                             2,302                       6,280                       5,773
    Daily Administrative Charges                                275                         754                         693
                                                --------------------         -------------------         -------------------
Net Investment Income (Loss)                                (2,577)                      23,388                      29,900
                                                --------------------         -------------------         -------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                             48,508                       3,736                       6,399
    Change in Unrealized Appreciation
        (Depreciation)                                       85,772                    (21,387)                    (23,450)
                                                --------------------         -------------------         -------------------
    Net Gain (Loss) on Investments                          134,280                    (17,651)                    (17,051)
                                                --------------------         -------------------         -------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $131,703                      $5,737                     $12,849
                                                ====================         ===================         ===================

                 See Accompanying Notes to Financial Statements




                                                       WP&G
                                                     Tomorrow
                                                       Long
                                                       Term
                                                     Portfolio
Investment Income (Loss):
    Dividends                                               $47,522
Expenses:
    Mortality & Expense Risk Fees                             5,982
    Daily Administrative Charges                                717
                                                --------------------
Net Investment Income (Loss)                                 40,823
                                                --------------------

Realized & Unrealized Gain (Loss) on
Investments:
    Realized Gain (Loss) on Investment
        Activity                                             23,154
    Change in Unrealized Appreciation
        (Depreciation)                                     (27,264)
                                                --------------------
    Net Gain (Loss) on Investments                          (4,110)
                                                --------------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $36,713
                                                ====================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1999 and December 31, 1998

                               1999
                                                                                                      AIM                  AIM
                                                                                                     Capital           International
                                                                                                   Appreciation           Equity
                                                                         Total                         Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                        $76,817,081                $34,969               $181,736
    Realized Gain (Loss) on Investment Activity                         137,236,532                 52,210              1,090,840
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                   246,453,532                733,681              1,071,125
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                     460,507,145                820,860              2,343,701
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                   508,164,540                312,206                371,168
    Administrative Charges                                               (1,219,471)                  (800)                  (773)
    Transfers                                                           170,625,741                442,136                186,108
    Contract Withdrawals                                               (206,246,970)              (134,587)               (46,095)
    Deferred Sales Charges                                               (5,346,186)                (4,753)                (1,807)
    Death Benefits                                                      (25,942,061)                     0                      0
    Annuity Payments                                                       (490,615)                (1,725)                     0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                           439,544,978                612,477                508,601
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                 900,052,123              1,433,337              2,852,302
Net Assets, at Beginning of Year                                      1,590,325,405              1,375,379                773,129
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                           $2,490,377,528             $2,808,716             $3,625,431
                                                             =======================      =================     ==================




                                                                                                                  Alliance
                                                                Alliance                      Alliance             Growth
                                                                  Money                       Premier                 &
                                                                 Market                        Growth              Income
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                         $3,245,769              ($282,069)           $31,304,168
    Realized Gain (Loss) on Investment Activity                                   0             19,960,434              8,345,783
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                             0            115,978,034             (8,113,047)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                       3,245,769            135,656,399             31,536,904
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                    58,954,763            147,668,565             92,427,346
    Administrative Charges                                                  (78,791)              (315,287)              (209,117)
    Transfers                                                            (1,241,800)            60,927,636             37,652,567
    Contract Withdrawals                                                (42,756,164)           (39,422,187)           (29,930,762)
    Deferred Sales Charges                                               (1,222,139)              (974,680)              (745,689)
    Death Benefits                                                       (3,361,857)            (5,876,182)            (5,301,312)
    Annuity Payments                                                        (36,417)               (89,868)               (81,647)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                            10,257,595            161,917,997             93,811,386
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                  13,503,364            297,574,396            125,348,290
Net Assets, at Beginning of Year                                         87,464,382            347,070,719            294,171,324
                                                             -----------------------      -----------------     ------------------
 Net Assets, at End of Year                                             $100,967,746           $644,645,115           $419,519,614
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements





                                                                                              Alliance            Alliance
                                                                Alliance                     Short-Term            Global
                                                              International                 Multi-Market            Bond
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                         $1,116,415               $180,075               $184,321
    Realized Gain (Loss) on Investment Activity                           3,732,621               (146,929)                68,327
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                    13,605,889                 65,684               (955,620)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                      18,454,925                 98,830               (702,972)
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                     4,619,098                132,833                512,524
    Administrative Charges                                                  (27,325)                (1,494)                (4,716)
    Transfers                                                            (1,746,251)              (997,987)               154,797
    Contract Withdrawals                                                 (4,871,850)              (301,797)              (857,464)
    Deferred Sales Charges                                                 (118,831)                (2,750)               (15,994)
    Death Benefits                                                       (1,021,452)               (65,074)              (121,221)
    Annuity Payments                                                        (16,413)                     0                 (4,724)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                            (3,183,024)            (1,236,269)              (336,798)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                  15,271,901             (1,137,439)            (1,039,770)
Net Assets, at Beginning of Year                                         51,198,156              4,345,832              9,620,315
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                              $66,470,057             $3,208,393             $8,580,545
                                                             =======================      =================     ==================


                                                                Alliance
                                                                  U.S.                                            Alliance
                                                               Government/                    Alliance              North
                                                                  High                         Global             American
                                                                  Grade                        Dollar            Government
                                                               Securities                    Government            Income
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                         $2,486,771               $968,588             $1,706,427
    Realized Gain (Loss) on Investment Activity                             360,738             (1,419,253)                11,362
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                    (4,680,190)             1,985,996                (47,771)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                      (1,832,681)             1,535,331              1,670,018
                                                             -----------------------      -----------------     ------------------
Capital Transactions:
    Contract Deposits                                                     5,163,602                266,100              3,422,160
    Administrative Charges                                                  (32,357)                (3,671)               (13,269)
    Transfers                                                             8,007,641               (585,137)            (3,404,029)
    Contract Withdrawals                                                 (3,143,754)              (752,079)            (3,447,102)
    Deferred Sales Charges                                                  (76,055)               (13,806)               (88,086)
    Death Benefits                                                       (1,409,708)               (83,249)              (370,961)
    Annuity Payments                                                         (6,065)                (1,223)                (1,609)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                             8,503,304             (1,173,065)            (3,902,896)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                   6,670,623                362,266             (2,232,878)
Net Assets, at Beginning of Year                                         46,261,351              8,040,745             24,985,410
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                              $52,931,974             $8,403,011            $22,752,532
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements





                                                                Alliance                      Alliance            Alliance
                                                                 Utility                    Conservative           Growth
                                                                 Income                      Investors            Investors
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                           $854,168             $1,987,177             $1,223,441
    Realized Gain (Loss) on Investment Activity                           2,196,833                981,607                695,455
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                     2,178,597             (2,058,748)               124,297
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                       5,229,598                910,036              2,043,193
                                                             -----------------------      -----------------     ------------------
Capital Transactions:
    Contract Deposits                                                     7,285,288                128,584                 34,336
    Administrative Charges                                                  (19,852)               (11,154)                (5,996)
    Transfers                                                             2,544,296               (988,770)               (81,220)
    Contract Withdrawals                                                 (3,252,017)            (2,532,286)            (1,382,830)
    Deferred Sales Charges                                                  (86,843)               (61,028)               (26,235)
    Death Benefits                                                         (506,238)              (829,638)              (236,120)
    Annuity Payments                                                         (9,036)                (3,260)                (6,977)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                             5,955,598             (4,297,552)            (1,705,042)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                  11,185,196             (3,387,516)               338,151
Net Assets, at Beginning of Year                                         26,771,129             27,961,800             15,089,196
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                              $37,956,325            $24,574,284            $15,427,347
                                                             =======================      =================     ==================





                                                                                              Alliance            Alliance
                                                                Alliance                       Total              Worldwide
                                                                 Growth                        Return           Privatization
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                        $20,137,274             $4,220,226             $2,116,525
    Realized Gain (Loss) on Investment Activity                          28,107,912              1,525,428              2,110,797
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                    45,463,387             (3,201,588)            14,194,001
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                      93,708,573              2,544,066             18,421,323
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                    51,101,343             14,773,354              3,237,440
    Administrative Charges                                                 (167,093)               (35,127)               (19,112)
    Transfers                                                            12,311,937              7,985,533             (1,998,982)
    Contract Withdrawals                                                (32,405,468)            (4,779,088)            (5,111,962)
    Deferred Sales Charges                                                 (828,340)              (105,015)              (136,980)
    Death Benefits                                                       (3,117,092)              (890,215)              (256,687)
    Annuity Payments                                                        (32,523)               (22,652)               (27,281)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                            26,862,764             16,926,790             (4,313,564)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                 120,571,337             19,470,856             14,107,759
Net Assets, at Beginning of Year                                        268,504,234             45,434,785             37,416,971
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                             $389,075,571            $64,905,641            $51,524,730
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements




                                                                                                                  Alliance
                                                                                                                    Real
                                                                Alliance                      Alliance             Estate
                                                               Technology                      Quasar            Investment
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                        ($2,074,911)             ($703,007)              $415,097
    Realized Gain (Loss) on Investment Activity                          68,971,993               (522,595)              (836,292)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                    50,181,571             11,800,725               (460,189)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                     117,078,653             10,575,123               (881,384)
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                    58,996,081              8,756,721              1,369,943
    Administrative Charges                                                 (104,157)               (39,658)                (9,183)
    Transfers                                                            36,798,049             (5,911,538)            (1,488,125)
    Contract Withdrawals                                                (16,053,483)            (6,476,542)              (976,596)
    Deferred Sales Charges                                                 (422,258)              (175,062)               (30,293)
    Death Benefits                                                       (1,226,670)              (477,569)               (76,993)
    Annuity Payments                                                        (42,394)               (37,459)                (7,350)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                            77,945,168             (4,361,107)            (1,218,597)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                 195,023,821              6,214,016             (2,099,981)
Net Assets, at Beginning of Year                                        110,975,365             67,852,212             13,289,151
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                             $305,999,186            $74,066,228            $11,189,170
                                                             =======================      =================     ==================




                                                                                                                   Dreyfus
                                                                Alliance                      Dreyfus               Zero
                                                                  High                         Stock               Coupon
                                                                  Yield                        Index                2000
                                                                Portfolio                       Fund              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                           $731,967               $126,594                 $6,568
    Realized Gain (Loss) on Investment Activity                            (667,836)               731,343                  1,880
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                      (778,377)             2,502,878                 (6,726)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                        (714,246)             3,360,815                  1,722
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                     7,414,143              2,938,350                      0
    Administrative Charges                                                  (16,659)                (9,132)                  (111)
    Transfers                                                             1,120,912              2,083,844                (92,714)
    Contract Withdrawals                                                 (1,059,095)            (1,038,316)              (110,897)
    Deferred Sales Charges                                                  (19,784)               (29,248)                (3,889)
    Death Benefits                                                         (368,859)               (39,164)                     0
    Annuity Payments                                                        (56,650)                (1,840)                     0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                             7,014,008              3,904,494               (207,611)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                   6,299,762              7,265,309               (205,889)
Net Assets, at Beginning of Year                                         15,329,579             15,380,741                287,504
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                              $21,629,341            $22,646,050                $81,615
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements




                                                                 Dreyfus
                                                                  Small                       Fidelity            Fidelity
                                                                 Company                       Money                Asset
                                                                  Stock                        Market              Manager
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                           ($21,016)              $306,172               $451,336
    Realized Gain (Loss) on Investment Activity                             (80,077)                     0                100,465
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                       232,597                      0                364,435
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                         131,504                306,172                916,236
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                        97,770              2,639,740              1,493,433
    Administrative Charges                                                     (565)                (2,822)                (3,739)
    Transfers                                                               257,595                558,531              1,449,897
    Contract Withdrawals                                                   (155,716)            (1,452,604)              (568,160)
    Deferred Sales Charges                                                   (3,609)               (43,785)               (16,115)
    Death Benefits                                                           (7,372)               (20,288)               (19,635)
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                               188,103              1,678,772              2,335,681
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                     319,607              1,984,944              3,251,917
Net Assets, at Beginning of Year                                          1,358,314             10,278,489              7,716,681
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                               $1,677,921            $12,263,433            $10,968,598
                                                             =======================      =================     ==================




                                                                                                                  Fidelity
                                                                                              Fidelity           Investment
                                                                Fidelity                        High                Grade
                                                                 Growth                        Income               Bond
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                         $1,147,492               $287,690               $177,238
    Realized Gain (Loss) on Investment Activity                             554,625                (69,241)               (23,043)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                     3,655,811                 11,174               (296,942)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                       5,357,928                229,623               (142,747)
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                     3,040,725                581,955                511,293
    Administrative Charges                                                   (7,764)                (1,405)                (1,826)
    Transfers                                                             3,720,791              3,148,187                 18,874
    Contract Withdrawals                                                   (980,774)              (208,149)              (228,363)
    Deferred Sales Charges                                                  (29,299)                (5,309)                (5,077)
    Death Benefits                                                          (21,032)                (8,380)                (9,424)
    Annuity Payments                                                              0                      0                 (1,614)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                             5,722,647              3,506,899                283,863
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                  11,080,575              3,736,522                141,116
Net Assets, at Beginning of Year                                         11,752,084              3,618,284              4,699,307
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                              $22,832,659             $7,354,806             $4,840,423
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements



                                                                                                                  Hotchkis
                                                                                                                      &
                                                                                                                    Wiley
                                                                Fidelity                      Fidelity          International
                                                                Overseas                     Contrafund              VIP
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                            $29,004                $65,504                   $320
    Realized Gain (Loss) on Investment Activity                              25,449                186,090                      8
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                       363,319                850,009                  5,793
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                         417,772              1,101,603                  6,121
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                        10,267              1,561,946                 91,474
    Administrative Charges                                                     (623)                (1,554)                   (12)
    Transfers                                                              (188,509)             1,539,892                 20,980
    Contract Withdrawals                                                    (51,468)              (235,226)                     0
    Deferred Sales Charges                                                   (1,573)                (6,164)                     0
    Death Benefits                                                                0                (15,786)                     0
    Annuity Payments                                                              0                 (1,888)                     0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                              (231,906)             2,841,220                112,442
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                     185,866              3,942,823                118,563
Net Assets, at Beginning of Year                                          1,188,215              2,793,240                      0
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                               $1,374,081             $6,736,063               $118,563
                                                             =======================      =================     ==================


                                                                Hotchkis
                                                                    &                                              Merrill
                                                                  Wiley                       Mercury               Lynch
                                                                   Low                          U.S.                Basic
                                                                Duration                       Large                Value
                                                                   VIP                          Cap                 Focus
                                                                Portfolio                       Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                             $1,774                   $175             $1,194,943
    Realized Gain (Loss) on Investment Activity                                 (26)                     8                (80,446)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                        (1,264)                 2,299               (237,545)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                             484                  2,482                876,952
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                        87,815                 69,462              1,620,425
    Administrative Charges                                                        0                      0                (10,335)
    Transfers                                                                     0                  2,538                925,943
    Contract Withdrawals                                                     (2,250)                     0               (194,787)
    Deferred Sales Charges                                                        0                      0                 (4,672)
    Death Benefits                                                                0                      0               (194,226)
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                                85,565                 72,000              2,142,348
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                      86,049                 74,482              3,019,300
Net Assets, at Beginning of Year                                                  0                      0              4,195,106
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                                  $86,049                $74,482             $7,214,406
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements

                                                                                              Merrill              Merrill
                                                                 Merrill                       Lynch                Lynch
                                                                  Lynch                      Developing           Domestic
                                                                 Capital                      Capital               Money
                                                                  Focus                       Markets              Market
                                                                  Fund                          Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                               $123                   $874                $62,835
    Realized Gain (Loss) on Investment Activity                                   0                 (1,774)                     0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                           (87)                51,211                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                              36                 50,311                 62,835
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                         7,722                 10,423                803,173
    Administrative Charges                                                        0                   (148)                (3,056)
    Transfers                                                                     0                 12,381             (3,108,559)
    Contract Withdrawals                                                          0                      0               (104,605)
    Deferred Sales Charges                                                        0                      0                 (4,902)
    Death Benefits                                                                0                      0                      0
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                                 7,722                 22,656             (2,417,949)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                       7,758                 72,967             (2,355,114)
Net Assets, at Beginning of Year                                                  0                 64,668              3,635,915
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                                   $7,758               $137,635             $1,280,801
                                                             =======================      =================     ==================

                                                                 Merrill                      Merrill              Merrill
                                                                  Lynch                        Lynch                Lynch
                                                                 Global                        Global              Global
                                                                 Growth                       Strategy             Utility
                                                                  Focus                        Focus                Focus
                                                                  Fund                          Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                             $2,427               $106,575                $98,758
    Realized Gain (Loss) on Investment Activity                                 936                  1,159                  4,838
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                        40,459                 18,590                  4,581
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                          43,822                126,324                108,177
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                       209,167                552,042                144,293
    Administrative Charges                                                      (14)                  (690)                (1,205)
    Transfers                                                                 2,307                 11,274                313,932
    Contract Withdrawals                                                          0                 (5,584)                (1,480)
    Deferred Sales Charges                                                        0                      0                      0
    Death Benefits                                                                0                      0                      0
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                               211,460                557,042                455,540
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                     255,282                683,366                563,717
Net Assets, at Beginning of Year                                                  0                300,031                476,490
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                                 $255,282               $983,397             $1,040,207
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements


                                                                 Merrill                      Merrill              Merrill
                                                                  Lynch                        Lynch                Lynch
                                                                  High                     International           Natural
                                                                 Current                       Equity             Resources
                                                                 Income                        Focus                Focus
                                                                  Fund                          Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                            $59,654                $26,730                   $150
    Realized Gain (Loss) on Investment Activity                              (9,667)                 2,517                  1,537
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                       (22,846)               287,142                  9,258
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                          27,141                316,389                 10,945
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                       142,275                152,830                  1,500
    Administrative Charges                                                     (780)                (1,835)                  (104)
    Transfers                                                               101,603                179,357                 22,008
    Contract Withdrawals                                                     (6,021)                (5,730)                     0
    Deferred Sales Charges                                                        0                      0                      0
    Death Benefits                                                                0                 (2,211)                     0
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                               237,077                322,411                 23,404
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                     264,218                638,800                 34,349
Net Assets, at Beginning of Year                                            492,055                667,020                 29,132
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                                 $756,273             $1,305,820                $63,481
                                                             =======================      =================     ==================

                                                                                                                   Merrill
                                                                 Merrill                      Merrill               Lynch
                                                                  Lynch                        Lynch               Special
                                                                  Prime                       Quality               Value
                                                                  Bond                         Equity               Focus
                                                                  Fund                          Fund                Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                            $33,211               $267,923                $83,937
    Realized Gain (Loss) on Investment Activity                              (9,495)                 8,451                (37,134)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                       (45,725)               110,512                177,235
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                         (22,009)               386,886                224,038
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                       248,967                509,382                524,123
    Administrative Charges                                                     (576)                (2,331)                (1,386)
    Transfers                                                               (35,467)               287,462                (38,310)
    Contract Withdrawals                                                       (837)               (77,091)                (1,702)
    Deferred Sales Charges                                                        0                 (3,696)                   (11)
    Death Benefits                                                                0                      0                   (969)
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                               212,087                713,726                481,745
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                     190,078              1,100,612                705,783
Net Assets, at Beginning of Year                                            429,853                783,125                582,061
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                                 $619,931             $1,883,737             $1,287,844
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements


                                                                                              Mitchell
                                                                Mitchell                      Hutchins            Mitchell
                                                                Hutchins                       Global             Hutchins
                                                                Balanced                       Income              Growth
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                           ($13,574)               ($3,789)              ($14,858)
    Realized Gain (Loss) on Investment Activity                              (3,739)                (1,721)                13,091
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                        44,396                 (9,476)               449,569
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                          27,083                (14,986)               447,802
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                       389,596                226,658                649,845
    Administrative Charges                                                   (1,474)                  (349)                (2,635)
    Transfers                                                               417,297                157,078              1,039,427
    Contract Withdrawals                                                    (11,308)                (1,420)               (27,312)
    Deferred Sales Charges                                                        0                      0                 (1,324)
    Death Benefits                                                                0                      0                      0
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                               794,111                381,967              1,658,001
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                     821,194                366,981              2,105,803
Net Assets, at Beginning of Year                                            593,049                 32,378                194,649
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                               $1,414,243               $399,359             $2,300,452
                                                             =======================      =================     ==================

                                                                Mitchell
                                                                Hutchins                      Mitchell            Mitchell
                                                                 Growth                       Hutchins            Hutchins
                                                                    &                           High                Small
                                                                 Income                        Income                Cap
                                                                Portfolio                    Portfolio            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                           ($58,044)              $124,569                $14,396
    Realized Gain (Loss) on Investment Activity                              31,065                 27,590                  9,051
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                       580,137               (111,345)                16,783
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                         553,158                 40,814                 40,230
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                     3,183,950              1,161,234                235,324
    Administrative Charges                                                   (7,694)                (1,983)                  (689)
    Transfers                                                             1,643,784               (362,114)                20,752
    Contract Withdrawals                                                   (105,529)                (7,148)               (29,159)
    Deferred Sales Charges                                                   (2,210)                     0                 (1,092)
    Death Benefits                                                           (3,958)                (2,519)                     0
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                             4,708,343                787,470                225,136
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                   5,261,501                828,284                265,366
Net Assets, at Beginning of Year                                          1,630,990                610,771                351,512
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                               $6,892,491             $1,439,055               $616,878
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements

                                                                Mitchell                      Mitchell             Van Eck
                                                                Hutchins                      Hutchins            Worldwide
                                                                Strategic                     Tactical              Hard
                                                                 Income                      Allocation            Assets
                                                                Portfolio                    Portfolio              Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                            $44,708             $2,080,348                  ($327)
    Realized Gain (Loss) on Investment Activity                               1,517              1,198,834                (48,791)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                       (50,021)               277,248                 78,945
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                          (3,796)             3,556,430                 29,827
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                       382,695             16,908,446                    420
    Administrative Charges                                                   (1,123)               (34,768)                  (105)
    Transfers                                                               437,084              6,176,066                118,884
    Contract Withdrawals                                                    (21,673)              (559,460)               (36,131)
    Deferred Sales Charges                                                     (796)               (14,933)                (1,518)
    Death Benefits                                                                0                      0                      0
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                               796,187             22,475,351                 81,550
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                     792,391             26,031,781                111,377
Net Assets, at Beginning of Year                                            168,446             10,307,793                132,066
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                                 $960,837            $36,339,574               $243,443
                                                             =======================      =================     ==================

                                                                                              Van Eck               WP&G
                                                                 Van Eck                     Worldwide            Tomorrow
                                                                Worldwide                     Emerging              Short
                                                                Balanced                      Markets               Term
                                                                  Fund                          Fund              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                                 $0                ($2,577)               $23,388
    Realized Gain (Loss) on Investment Activity                                   0                 48,508                  3,736
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                             0                 85,772                (21,387)
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                               0                131,703                  5,737
                                                             -----------------------      -----------------     ------------------

Capital Transactions:
    Contract Deposits                                                             0                 21,037                      0
    Administrative Charges                                                        0                   (141)                  (245)
    Transfers                                                                     0                121,704                 17,804
    Contract Withdrawals                                                          0                 (7,371)              (171,051)
    Deferred Sales Charges                                                        0                      0                 (5,366)
    Death Benefits                                                                0                      0                      0
    Annuity Payments                                                              0                      0                      0
                                                             -----------------------      -----------------     ------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                                     0                135,229               (158,858)
                                                             -----------------------      -----------------     ------------------
Total Increase (Decrease) in Net Assets                                           0                266,932               (153,121)
Net Assets, at Beginning of Year                                                  0                 18,996                573,745
                                                             -----------------------      -----------------     ------------------
Net Assets, at End of Year                                                       $0               $285,928               $420,624
                                                             =======================      =================     ==================

                 See Accompanying Notes to Financial Statements



                                                                  WP&G                          WP&G
                                                                Tomorrow                      Tomorrow
                                                                 Medium                         Long
                                                                  Term                          Term
                                                                Portfolio                    Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                            $29,900                $40,823
    Realized Gain (Loss) on Investment Activity                               6,399                 23,154
    Change in Unrealized Appreciation
        (Depreciation) of Investments                                       (23,450)               (27,264)
                                                             -----------------------      -----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                                          12,849                 36,713
                                                             -----------------------      -----------------

Capital Transactions:
    Contract Deposits                                                         3,469                  3,716
    Administrative Charges                                                     (311)                  (350)
    Transfers                                                               (35,873)                (7,762)
    Contract Withdrawals                                                    (52,759)               (93,681)
    Deferred Sales Charges                                                   (1,637)                (3,533)
    Death Benefits                                                                0                      0
    Annuity Payments                                                              0                      0
                                                             -----------------------      -----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                               (87,111)              (101,610)
                                                             -----------------------      -----------------
Total Increase (Decrease) in Net Assets                                     (74,262)               (64,897)
Net Assets, at Beginning of Year                                            508,158                543,373
                                                             -----------------------      -----------------
Net Assets, at End of Year                                                 $433,896               $478,476
                                                             =======================      =================

          See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1999 and December 31, 1998

                 1998
                                                                                    AIM                         AIM
                                                                                  Capital                  International
                                                                                Appreciation                   Equity
                                                       Total                        Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $47,844,095                     $26,478                     ($2,807)
    Realized Gain (Loss) on Investment Activity          27,632,721                       1,230                       9,757
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   176,614,709                     111,032                       2,909
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     252,091,525                     138,740                       9,859
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                   491,085,298                     478,857                     290,708
    Administrative Charges                                 (523,825)                        (83)                       (157)
    Transfers                                             2,067,456                     773,522                     478,351
    Contract Withdrawals                                (96,499,599)                    (14,520)                     (8,177)
    Deferred Sales Charges                               (2,627,505)                       (265)                       (113)
    Death Benefits                                      (20,060,447)                          0                           0
    Annuity Payments                                       (328,935)                       (872)                          0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           373,112,442                   1,236,639                     760,612
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                 625,203,967                   1,375,379                     770,471
Net Assets, at Beginning of Year                        965,121,438                           0                       2,658
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                           $1,590,325,405                  $1,375,379                    $773,129
                                                ====================         ===================         ===================

                                                                                                              Alliance
                                                     Alliance                     Alliance                     Growth
                                                       Money                      Premier                        &
                                                      Market                       Growth                      Income
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $2,187,529                 ($3,059,067)                $19,654,723
    Realized Gain (Loss) on Investment Activity                 184                   3,478,906                   3,801,870
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                  90,184,199                  18,289,890
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       2,187,713                  90,604,038                  41,746,483
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                    89,806,583                  95,447,393                  73,653,111
    Administrative Charges                                  (24,860)                   (102,102)                    (95,687)
    Transfers                                           (30,326,159)                 26,143,071                  14,938,639
    Contract Withdrawals                                (18,403,633)                (15,647,824)                (15,694,529)
    Deferred Sales Charges                                 (607,224)                   (396,170)                   (381,013)
    Death Benefits                                       (3,996,448)                 (2,872,731)                 (4,574,754)
    Annuity Payments                                         (6,043)                    (46,129)                    (53,904)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            36,442,216                 102,525,508                  67,791,863
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                  38,629,929                 193,129,546                 109,538,346
Net Assets, at Beginning of Year                         48,834,453                 153,941,173                 184,632,978
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $87,464,382                $347,070,719                $294,171,324
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements


                                                                                  Alliance                    Alliance
                                                     Alliance                    Short-Term                    Global
                                                   International                Multi-Market                    Bond
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $1,817,075                    $376,268                     $46,455
    Realized Gain (Loss) on Investment Activity           1,036,224                     (80,540)                   (120,856)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     2,047,659                     (83,364)                  1,173,628
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       4,900,958                     212,364                   1,099,227
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                     7,038,944                     572,601                   1,521,220
    Administrative Charges                                  (21,767)                     (1,467)                     (3,797)
    Transfers                                            (3,601,690)                   (813,036)                 (1,498,457)
    Contract Withdrawals                                 (2,684,122)                   (137,245)                   (747,819)
    Deferred Sales Charges                                  (63,196)                     (5,236)                    (18,867)
    Death Benefits                                         (701,054)                   (138,603)                    (59,945)
    Annuity Payments                                        (26,441)                          0                      (4,912)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               (59,326)                   (522,986)                   (812,577)
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   4,841,632                    (310,622)                    286,650
Net Assets, at Beginning of Year                         46,356,524                   4,656,454                   9,333,665
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $51,198,156                  $4,345,832                  $9,620,315
                                                ====================         ===================         ===================



                                                     Alliance
                                                       U.S.                                                   Alliance
                                                    Government/                   Alliance                     North
                                                       High                        Global                     American
                                                       Grade                       Dollar                    Government
                                                    Securities                   Government                    Income
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $1,069,949                  $1,219,983                  $1,555,843
    Realized Gain (Loss) on Investment Activity             347,826                    (302,952)                    895,410
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       709,554                  (3,643,766)                 (1,861,942)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       2,127,329                  (2,726,735)                    589,311
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                    14,219,487                   2,110,887                   7,687,456
    Administrative Charges                                  (15,679)                     (4,048)                    (10,439)
    Transfers                                             7,243,456                  (2,090,057)                 (5,608,307)
    Contract Withdrawals                                 (2,747,021)                   (665,352)                 (1,183,008)
    Deferred Sales Charges                                  (65,540)                     (9,774)                    (17,216)
    Death Benefits                                         (783,919)                   (206,835)                   (340,406)
    Annuity Payments                                        (18,052)                     (1,404)                     (1,598)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            17,832,732                    (866,583)                    526,482
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                  19,960,061                  (3,593,318)                  1,115,793
Net Assets, at Beginning of Year                         26,301,290                  11,634,063                  23,869,617
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $46,261,351                  $8,040,745                 $24,985,410
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements



                                                     Alliance                     Alliance                    Alliance
                                                      Utility                   Conservative                   Growth
                                                      Income                     Investors                   Investors
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $224,883                  $1,301,231                  $1,016,831
    Realized Gain (Loss) on Investment Activity             907,999                     504,326                     491,122
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     3,206,582                   1,200,166                   1,216,568
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       4,339,464                   3,005,723                   2,724,521
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                     6,858,500                   2,661,338                     884,350
    Administrative Charges                                   (6,953)                    (10,209)                     (5,884)
    Transfers                                             2,924,340                   2,894,593                    (304,810)
    Contract Withdrawals                                 (1,285,838)                 (1,774,675)                   (765,575)
    Deferred Sales Charges                                  (26,843)                    (28,627)                    (18,697)
    Death Benefits                                         (238,736)                   (413,030)                   (181,995)
    Annuity Payments                                         (8,138)                     (2,976)                     (6,090)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             8,216,332                   3,326,414                    (398,701)
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                  12,555,796                   6,332,137                   2,325,820
Net Assets, at Beginning of Year                         14,215,333                  21,629,663                  12,763,376
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $26,771,129                 $27,961,800                 $15,089,196
                                                ====================         ===================         ===================


                                                                                  Alliance                    Alliance
                                                     Alliance                      Total                     Worldwide
                                                      Growth                       Return                  Privatization
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $10,026,542                  $2,793,143                  $1,766,468
    Realized Gain (Loss) on Investment Activity           9,875,339                     853,076                   1,400,478
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    34,363,300                   1,583,798                    (298,320)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      54,265,181                   5,230,017                   2,868,626
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                    49,572,101                  12,319,642                   6,707,438
    Administrative Charges                                  (93,695)                    (17,308)                    (14,321)
    Transfers                                            (1,135,432)                  2,355,499                  (3,382,338)
    Contract Withdrawals                                (18,617,459)                 (2,367,226)                 (1,817,429)
    Deferred Sales Charges                                 (568,829)                    (47,698)                    (45,577)
    Death Benefits                                       (2,978,649)                   (538,278)                   (473,793)
    Annuity Payments                                        (20,982)                    (18,495)                    (26,132)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            26,157,055                  11,686,136                     947,848
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                  80,422,236                  16,916,153                   3,816,474
Net Assets, at Beginning of Year                        188,081,998                  28,518,632                  33,600,497
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                             $268,504,234                 $45,434,785                 $37,416,971
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements

                                                                                                              Alliance
                                                                                                                Real
                                                     Alliance                     Alliance                     Estate
                                                    Technology                     Quasar                    Investment
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          ($970,462)                 $4,266,721                    $101,410
    Realized Gain (Loss) on Investment Activity           3,219,195                     389,615                     (65,896)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    37,132,821                  (9,296,240)                 (3,061,310)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      39,381,554                  (4,639,904)                 (3,025,796)
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                    21,154,826                  23,067,077                   6,224,344
    Administrative Charges                                  (33,685)                    (25,121)                     (5,026)
    Transfers                                            (1,088,521)                  3,109,668                    (666,704)
    Contract Withdrawals                                 (4,466,073)                 (3,582,335)                   (418,621)
    Deferred Sales Charges                                 (122,081)                   (106,351)                     (6,476)
    Death Benefits                                         (550,122)                   (620,207)                   (239,965)
    Annuity Payments                                        (15,981)                    (38,759)                     (4,118)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            14,878,363                  21,803,972                   4,883,434
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                  54,259,917                  17,164,068                   1,857,638
Net Assets, at Beginning of Year                         56,715,448                  50,688,144                  11,431,513
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                             $110,975,365                 $67,852,212                 $13,289,151
                                                ====================         ===================         ===================

                                                                                                              Dreyfus
                                                     Alliance                     Dreyfus                       Zero
                                                       High                        Stock                       Coupon
                                                       Yield                       Index                        2000
                                                     Portfolio                      Fund                     Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          ($131,266)                    $26,660                     $11,934
    Realized Gain (Loss) on Investment Activity             (13,109)                    530,479                         876
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    (1,159,736)                  2,117,029                       3,910
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      (1,304,111)                  2,674,168                      16,720
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                    12,091,262                   4,087,116                           0
    Administrative Charges                                   (4,317)                     (5,133)                       (207)
    Transfers                                             4,347,976                   1,673,959                     (38,356)
    Contract Withdrawals                                   (803,654)                   (575,676)                     (9,834)
    Deferred Sales Charges                                  (18,764)                    (14,595)                       (327)
    Death Benefits                                          (52,472)                     (1,042)                     (5,638)
    Annuity Payments                                        (25,057)                       (940)                          0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            15,534,974                   5,163,689                     (54,362)
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                  14,230,863                   7,837,857                     (37,642)
Net Assets, at Beginning of Year                          1,098,716                   7,542,884                     325,146
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $15,329,579                 $15,380,741                    $287,504
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements


                                                      Dreyfus
                                                       Small                      Fidelity                    Fidelity
                                                      Company                      Money                       Asset
                                                       Stock                       Market                     Manager
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            ($8,744)                   $394,513                    $398,746
    Realized Gain (Loss) on Investment Activity              (5,230)                       (133)                     (5,987)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (81,665)                          0                     312,647
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         (95,639)                    394,380                     705,406
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                       291,183                  18,825,929                   1,416,269
    Administrative Charges                                     (282)                     (1,705)                     (2,055)
    Transfers                                               551,143                 (18,407,450)                  2,725,292
    Contract Withdrawals                                     (7,095)                   (620,062)                   (292,549)
    Deferred Sales Charges                                      (60)                    (21,549)                     (8,819)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               834,889                    (224,837)                  3,838,138
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     739,250                     169,543                   4,543,544
Net Assets, at Beginning of Year                            619,064                  10,108,946                   3,173,137
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                               $1,358,314                 $10,278,489                  $7,716,681
                                                ====================         ===================         ===================

                                                                                                              Fidelity
                                                                                  Fidelity                   Investment
                                                     Fidelity                       High                       Grade
                                                      Growth                       Income                       Bond
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $870,860                    $237,146                     $82,288
    Realized Gain (Loss) on Investment Activity             307,907                        (987)                     73,256
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     1,758,539                    (478,498)                    100,475
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       2,937,306                    (242,339)                    256,019
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                     2,412,200                     942,566                   1,433,179
    Administrative Charges                                   (4,432)                       (902)                       (920)
    Transfers                                               616,412                     739,280                     689,440
    Contract Withdrawals                                   (419,770)                   (162,674)                   (162,535)
    Deferred Sales Charges                                  (10,367)                     (3,671)                     (2,411)
    Death Benefits                                           (8,363)                          0                     (12,525)
    Annuity Payments                                              0                           0                        (973)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             2,585,680                   1,514,599                   1,943,255
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   5,522,986                   1,272,260                   2,199,274
Net Assets, at Beginning of Year                          6,229,098                   2,346,024                   2,500,033
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                              $11,752,084                  $3,618,284                  $4,699,307
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements

                                                                                                              Hotchkis
                                                                                                                 &
                                                                                                               Wiley
                                                     Fidelity                     Fidelity                 International
                                                     Overseas                    Contrafund                     VIP
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $89,005                    ($12,680)                         $0
    Realized Gain (Loss) on Investment Activity              42,715                      16,299                           0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        27,078                     356,936                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         158,798                     360,555                           0
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                         2,682                   1,228,817                           0
    Administrative Charges                                     (797)                       (105)                          0
    Transfers                                              (230,148)                  1,220,420                           0
    Contract Withdrawals                                   (114,197)                    (15,281)                          0
    Deferred Sales Charges                                   (3,885)                       (227)                          0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                        (939)                          0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (346,345)                  2,432,685                           0
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                    (187,547)                  2,793,240                           0
Net Assets, at Beginning of Year                          1,375,762                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                               $1,188,215                  $2,793,240                          $0
                                                ====================         ===================         ===================

                                                     Hotchkis
                                                        &                                                     Merrill
                                                       Wiley                      Mercury                      Lynch
                                                        Low                         U.S.                       Basic
                                                     Duration                      Large                       Value
                                                        VIP                         Cap                        Focus
                                                     Portfolio                      Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                          $0                    ($26,296)
    Realized Gain (Loss) on Investment Activity                   0                           0                     (16,848)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                           0                     (10,081)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                           0                     (53,225)
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                           0                   3,969,023
    Administrative Charges                                        0                           0                      (3,180)
    Transfers                                                     0                           0                     305,193
    Contract Withdrawals                                          0                           0                     (22,602)
    Deferred Sales Charges                                        0                           0                        (103)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                           0                   4,248,331
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                           0                           0                   4,195,106
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                          $0                  $4,195,106
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements

                                                                                  Merrill                     Merrill
                                                      Merrill                      Lynch                       Lynch
                                                       Lynch                     Developing                   Domestic
                                                      Capital                     Capital                      Money
                                                       Focus                      Markets                      Market
                                                       Fund                         Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                       ($399)                    $43,472
    Realized Gain (Loss) on Investment Activity                   0                        (645)                          0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                      (9,325)                          0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                     (10,369)                     43,472
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                      60,054                   5,035,460
    Administrative Charges                                        0                         (30)                     (2,053)
    Transfers                                                     0                      15,013                  (1,410,578)
    Contract Withdrawals                                          0                           0                     (29,036)
    Deferred Sales Charges                                        0                           0                      (1,350)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                      75,037                   3,592,443
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                           0                      64,668                   3,635,915
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                     $64,668                  $3,635,915
                                                ====================         ===================         ===================


                                                      Merrill                     Merrill                     Merrill
                                                       Lynch                       Lynch                       Lynch
                                                      Global                       Global                      Global
                                                      Growth                      Strategy                    Utility
                                                       Focus                       Focus                       Focus
                                                       Fund                         Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                     ($2,123)                     $1,422
    Realized Gain (Loss) on Investment Activity                   0                      (1,211)                       (854)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                       3,979                      55,302
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                         645                      55,870
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                             0                     280,402                     477,467
    Administrative Charges                                        0                        (242)                       (264)
    Transfers                                                     0                      22,148                     (19,952)
    Contract Withdrawals                                          0                      (2,922)                       (617)
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                                0                           0                     (36,014)
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                     299,386                     420,620
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                           0                     300,031                     476,490
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                    $300,031                    $476,490
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements



                                                      Merrill                     Merrill                     Merrill
                                                       Lynch                       Lynch                       Lynch
                                                       High                    International                  Natural
                                                      Current                      Equity                    Resources
                                                      Income                       Focus                       Focus
                                                       Fund                         Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $16,239                     ($4,071)                      ($230)
    Realized Gain (Loss) on Investment Activity             (17,159)                     (2,979)                        (32)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (20,327)                     13,217                      (3,249)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         (21,247)                      6,167                      (3,511)
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                       536,180                     623,134                      22,442
    Administrative Charges                                     (194)                       (348)                        (42)
    Transfers                                                12,536                      38,709                      10,243
    Contract Withdrawals                                       (297)                       (642)                          0
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                          (34,923)                          0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               513,302                     660,853                      32,643
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     492,055                     667,020                      29,132
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                 $492,055                    $667,020                     $29,132
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements


                                                                                                              Merrill
                                                      Merrill                     Merrill                      Lynch
                                                       Lynch                       Lynch                      Special
                                                       Prime                      Quality                      Value
                                                       Bond                        Equity                      Focus
                                                       Fund                         Fund                        Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             $9,272                     ($4,635)                    ($3,592)
    Realized Gain (Loss) on Investment Activity               1,852                      (6,901)                    (11,879)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                         2,926                      55,693                     (32,123)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          14,050                      44,157                     (47,594)
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                       638,872                     701,100                     567,049
    Administrative Charges                                     (107)                       (508)                       (463)
    Transfers                                              (222,446)                     41,014                      64,167
    Contract Withdrawals                                       (516)                     (2,638)                     (1,089)
    Deferred Sales Charges                                        0                           0                          (9)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               415,803                     738,968                     629,655
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     429,853                     783,125                     582,061
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                 $429,853                    $783,125                    $582,061
                                                ====================         ===================         ===================




                                                                                  Mitchell
                                                     Mitchell                     Hutchins                    Mitchell
                                                     Hutchins                      Global                     Hutchins
                                                     Balanced                      Income                      Growth
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $74,119                      $2,037                     $21,121
    Realized Gain (Loss) on Investment Activity                   1                          (1)                         35
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (19,556)                     (1,741)                      7,735
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          54,564                         295                      28,891
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                       538,371                      28,855                     157,942
    Administrative Charges                                     (107)                         (6)                        (36)
    Transfers                                                   221                       3,234                       7,852
    Contract Withdrawals                                          0                           0                           0
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               538,485                      32,083                     165,758
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     593,049                      32,378                     194,649
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                 $593,049                     $32,378                    $194,649
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements



                                                     Mitchell
                                                     Hutchins                     Mitchell                    Mitchell
                                                      Growth                      Hutchins                    Hutchins
                                                         &                          High                       Small
                                                      Income                       Income                       Cap
                                                     Portfolio                   Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $110,093                      $9,855                     $15,647
    Realized Gain (Loss) on Investment Activity               1,634                          19                         669
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        61,156                      (9,852)                     29,971
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         172,883                          22                      46,287
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                     1,430,900                     588,041                     297,384
    Administrative Charges                                     (339)                        (26)                        (90)
    Transfers                                                27,707                      22,734                       8,383
    Contract Withdrawals                                       (161)                          0                        (452)
    Deferred Sales Charges                                        0                           0                           0
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             1,458,107                     610,749                     305,225
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                   1,630,990                     610,771                     351,512
Net Assets, at Beginning of Year                                  0                           0                           0
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                               $1,630,990                    $610,771                    $351,512
                                                ====================         ===================         ===================




                                                     Mitchell                     Mitchell                    Van Eck
                                                     Hutchins                     Hutchins                   Worldwide
                                                     Strategic                    Tactical                      Hard
                                                      Income                     Allocation                    Assets
                                                     Portfolio                   Portfolio                      Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             $1,692                     $50,122                     $29,649
    Realized Gain (Loss) on Investment Activity                  16                      94,317                     (27,745)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                           359                     544,313                     (66,594)
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           2,067                     688,752                     (64,690)
                                                --------------------         -------------------         -------------------

Capital Transactions:
    Contract Deposits                                       157,694                   9,858,987                       6,896
    Administrative Charges                                      (36)                     (1,224)                       (136)
    Transfers                                                 9,365                    (235,126)                    (10,643)
    Contract Withdrawals                                       (644)                     (3,596)                    (17,632)
    Deferred Sales Charges                                        0                           0                        (552)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               166,379                   9,619,041                     (22,067)
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                     168,446                  10,307,793                     (86,757)
Net Assets, at Beginning of Year                                  0                           0                     218,823
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                 $168,446                 $10,307,793                    $132,066
                                                ====================         ===================         ===================

          See Accompanying Notes to Financial Statements

                                                                                  Van Eck                       WP&G
                                                      Van Eck                    Worldwide                    Tomorrow
                                                     Worldwide                    Emerging                     Short
                                                     Balanced                     Markets                       Term
                                                       Fund                         Fund                     Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $83,823                       ($262)                    $18,178
    Realized Gain (Loss) on Investment Activity             (38,939)                     (5,888)                     20,080
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (12,586)                     (3,745)                     25,080
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          32,298                      (9,895)                     63,338
                                                --------------------         -------------------         -------------------
Capital Transactions:
    Contract Deposits                                         1,139                      26,351                      36,622
    Administrative Charges                                     (118)                         (5)                       (279)
    Transfers                                              (403,202)                      2,545                    (130,120)
    Contract Withdrawals                                    (20,077)                          0                     (74,252)
    Deferred Sales Charges                                     (556)                          0                      (2,160)
    Death Benefits                                                0                           0                           0
    Annuity Payments                                              0                           0                           0
                                                --------------------         -------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (422,814)                     28,891                    (170,189)
                                                --------------------         -------------------         -------------------
Total Increase (Decrease) in Net Assets                    (390,516)                     18,996                    (106,851)
Net Assets, at Beginning of Year                            390,516                           0                     680,596
                                                --------------------         -------------------         -------------------
Net Assets, at End of Year                                       $0                     $18,996                    $573,745
                                                ====================         ===================         ===================


                                                       WP&G                         WP&G
                                                     Tomorrow                     Tomorrow
                                                      Medium                        Long
                                                       Term                         Term
                                                     Portfolio                   Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $21,342                        ($38)
    Realized Gain (Loss) on Investment Activity              34,514                      22,266
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        21,585                      48,693
                                                --------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          77,441                      70,921
                                                --------------------         -------------------
Capital Transactions:
    Contract Deposits                                        27,019                       9,848
    Administrative Charges                                     (392)                       (457)
    Transfers                                              (273,314)                    (51,824)
    Contract Withdrawals                                    (48,734)                    (61,884)
    Deferred Sales Charges                                     (321)                     (1,986)
    Death Benefits                                                0                           0
    Annuity Payments                                              0                           0
                                                --------------------         -------------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (295,742)                   (106,303)
                                                --------------------         -------------------
Total Increase (Decrease) in Net Assets                    (218,301)                    (35,382)
Net Assets, at Beginning of Year                            726,459                     578,755
                                                --------------------         -------------------
Net Assets, at End of Year                                 $508,158                    $543,373
                                                ====================         ===================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The following products are offered by the Account: Alliance Gallery, Profile, Ovation, Trilogy and Paradigm. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Alliance Variable Products Series Fund B, Inc. ("Alliance
Fund  B"),  Dreyfus  Variable   Investment  Fund  ("Dreyfus   Fund"),   Fidelity
Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Investments Variable Insurance Products Fund II ("Fidelity Trust II"), Hotchkis & Wiley Variable Trust ("Hotchkis & Wiley Trust"), Mercury Asset Management V.I. Funds, Inc. ("Mercury Fund"), Merrill Lynch Variable Series Funds ("Merrill Lynch Fund"), Mitchell Hutchins Series Trust ("Mitchell Hutchins Trust"), Van Eck Investment Trust ("Van Eck Trust") and Weiss, Peck & Greer ("WP&G Tomorrow Fund"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                         Hotchkis & Wiley Trust:
           Capital Appreciation Fund                                          International VIP Portfolio
           International Equity Fund                                          Low Duration VIP Portfolio

Alliance Fund:                                                    Mercury Fund:
           Conservative Investors Portfolio                                   U.S. Large Cap Fund
           Global Bond Portfolio
           Global Dollar Government Portfolio                     Merrill Lynch Fund:
           Growth Portfolio                                                   Basic Value Focus Fund
           Growth & Income Portfolio                                          Capital Focus Fund
           Growth Investors Portfolio                                         Developing Capital Markets Fund
           High Yield Portfolio                                               Domestic Money Market Fund
           International Portfolio                                            Global Growth Focus Fund
           Money Market Portfolio                                             Global Strategy Focus Fund
           North American Government Income Portfolio                         Global Utility Focus Fund
           Premier Growth Portfolio                                           High Current Income Fund
           Quasar Portfolio                                                   International Equity Focus Fund
           Real Estate Investment Portfolio                                   Natural Resources Focus Fund
           Short-Term Multi-Market Portfolio                                  Prime Bond Fund
           Technology Portfolio                                               Quality Equity Fund
           Total Return Portfolio                                             Special Value Focus Fund
           U.S. Government/High Grade Securities Portfolio
           Utility Income Portfolio                               Mitchell Hutchins Trust:
           Worldwide Privatization Portfolio                                  Balanced Portfolio
                                                                              Global Income Portfolio
Alliance Fund B:                                                              Growth Portfolio
           Growth Portfolio                                                   Growth & Income Portfolio
           Growth & Income Portfolio                                          High Income Portfolio
           Money Market Portfolio                                             Small Cap Portfolio
           U.S. Government/High Grade Securities Portfolio                    Strategic Income Portfolio
                                                                              Tactical Allocation Portfolio

Dreyfus Fund:
           Small Company Stock Portfolio                          Van Eck Trust:
           Stock Index Fund                                                   Worldwide Balanced Fund (Fund Closed 06/29/98)
           Zero Coupon 2000 Portfolio                                         Worldwide Emerging Markets Fund
                                                                              Worldwide Hard Assets Fund

Fidelity Trust:
           Growth Portfolio                                       WP&G Tomorrow Fund:
           High Income Portfolio                                              Tomorrow Long Term Portfolio
           Money Market Portfolio                                             Tomorrow Medium Term Portfolio
           Overseas Portfolio                                                 Tomorrow Short Term Portfolio

Fidelity Trust II:
           Asset Manager Portfolio
           Contrafund Portfolio
           Investment Grade Bond Portfolio

                           AIG LIFE INSURANCE COMPANY

                                   (AIG LIFE)

                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent on an annual basis to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent on an annual basis to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent to a maximum 0.20% on an annual basis of the value of the contracts. These charges are included as part administrative charges line of the Statement of Changes in Net Assets.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

4. Annuity Reserves

Annuity reserves are computed for currently payable contracts according to the 83 IAM or Annuity 2000 Mortality Tables. The assumed interest rate is 5%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the variable annuity account.

                          AIG LIFE INSURANCE COMPANY
                                  (AIG LIFE)
                              VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                 Cost of            Proceeds
                                                Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund               $   881,622         $   234,175
        International Equity Fund                 4,249,966           3,559,631
Alliance Fund:
        Money Market Portfolio                  227,285,666         213,782,303
        Premier Growth Portfolio                205,118,956          43,450,728
        Growth & Income Portfolio               158,944,744          33,820,220
        International Portfolio                  17,876,267          19,942,876
        Short-Term Multi-Market Portfolio         1,699,692           2,755,887
        Global Bond Portfolio                     1,922,254           2,074,731
        U.S. Government/High Grade
           Securities Portfolio                  30,096,641          19,108,706
        Global Dollar Government Portfolio        2,599,868           2,804,346
        North American Government Income
           Portfolio                              6,882,641           9,079,109
        Utility Income Portfolio                 12,554,867           5,745,102
        Conservative Investors Portfolio          4,511,490           6,821,864
        Growth Investors Portfolio                2,179,110           2,660,710
        Growth Portfolio                        103,602,480          56,593,184
        Total Return Portfolio                   27,403,781           6,256,767
        Worldwide Privatization Portfolio         7,851,872          10,048,911
        Technology Portfolio                    209,010,540         133,120,925
        Quasar Portfolio                        118,143,929         123,208,043
        Real Estate Investment Portfolio          3,739,059           4,542,557
        High Yield Portfolio                     11,838,570           4,092,594
Dreyfus Fund:
        Stock Index Fund                          6,082,305           2,051,218
        Zero Coupon 2000 Portfolio                    9,197             210,241
        Small Company Portfolio                     813,911             646,825
Fidelity Trust:
        Money Market Portfolio                   11,996,280          10,011,337
        Asset Manager Portfolio                   4,473,275           1,686,264
        Growth Portfolio                          8,764,848           1,894,711
        High Income Portfolio                     4,559,533             764,945
        Investment Grade Bond Portfolio           2,656,542           2,195,442
        Overseas Portfolio                           93,822             296,725
        Contrafund Portfolio                      3,897,177             990,453
Hotchkis & Wiley Trust:
        International VIP Portfolio                 112,915                 155
        Low Duration VIP Portfolio                   90,083               2,744
Mercury Fund:
        U.S. Large Cap Fund                          72,234                  60
Merrill Lynch Fund:
        Basic Value Focus Fund                    4,166,900             829,608
        Capital Focus Fund                            7,910                  65
        Developing Capital Markets Fund              35,335              11,808
        Domestic Money Market Fund                1,271,815           3,626,931
        Global Growth Focus Fund                    217,829               3,943
        Global Strategy Focus Fund                  688,049              24,434
        Global Utility Focus Fund                   648,744              94,446
        High Current Income Fund                    364,887              68,156
        International Equity Focus Fund             393,417              44,275
        Natural Resources Focus Fund                 44,418              20,864
        Prime Bond Fund                             439,973             194,674
        Quality Equity Fund                       1,118,841             137,192
        Special Value Focus Fund                    698,870             133,186

                          AIG LIFE INSURANCE COMPANY
                                  (AIG LIFE)
                              VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases of Investments (continued)


                                                 Cost of            Proceeds
                                                Purchases          From Sales
Mitchell Hutchins Trust:
        Balanced Portfolio                          839,250              58,136
        Global Income Portfolio                     401,284              23,116
        Growth Portfolio                          1,782,827             139,478
        Growth & Income Portfolio                 4,998,045             346,914
        High Income Portfolio                     2,762,079           1,850,068
        Small Cap Portfolio                         366,902             127,201
        Strategic Income Portfolio                  885,778              44,889
        Tactical Allocation Portfolio            35,039,258          10,483,347
Van Eck Trust:
        Worldwide Hard Assets Fund                  203,012             121,789
        Worldwide Emerging Markets Fund             355,024             222,372
WP&G Tomorrow Fund:
        Tomorrow Short Term Portfolio                48,220             183,690
        Tomorrow Medium Term Portfolio               60,358             117,569
        Tomorrow Long Term Portfolio                 51,183             111,971

                          AIG LIFE INSURANCE COMPANY
                                  (AIG LIFE)
                              VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases of Investments

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                 Cost of            Proceeds
                                                Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund               $ 1,344,539         $    81,351
        International Equity Fund                 1,566,560             808,755
Alliance Fund:
        Money Market Portfolio                  104,309,381          65,679,448
        Premier Growth Portfolio                110,468,523          11,034,383
        Growth & Income Portfolio               102,772,000          15,334,385
        International Portfolio                   9,130,019           7,372,272
        Short-Term Multi-Market Portfolio         2,682,779           2,829,496
        Global Bond Portfolio                     2,013,028           2,779,147
        U.S. Government/High Grade
          Securities Portfolio                   25,632,440           6,727,622
        Global Dollar Government Portfolio        4,093,316           3,739,917
        North American Government Income
          Portfolio                               9,030,785           6,948,461
        Utility Income Portfolio                 11,812,459           3,371,236
        Conservative Investors Portfolio          8,749,318           4,122,016
        Growth Investors Portfolio                3,268,336           2,649,865
        Growth Portfolio                         56,639,414          20,465,070
        Total Return Portfolio                   18,565,164           4,085,884
        Worldwide Privatization Portfolio         8,829,063           6,114,746
        Technology Portfolio                     25,227,667          11,339,118
        Quasar Portfolio                         33,049,740           6,979,048
        Real Estate Investment Portfolio          8,228,432           3,243,588
        High Yield Portfolio                     22,383,965           6,980,257
 Dreyfus Fund:
         Stock Index Fund                         7,114,507           1,924,156
         Zero Coupon 2000 Portfolio                  21,756              64,177
         Small Company Portfolio                    912,317              86,172
 Fidelity Trust:
         Money Market Portfolio                  20,390,709          20,221,175
         Asset Manager Portfolio                  4,733,438             496,552
         Growth Portfolio                         5,512,114           2,055,567
         High Income Portfolio                    2,134,586             382,841
         Investment Grade Bond Portfolio          3,146,980           1,121,436
         Overseas Portfolio                         259,217             516,558
         Contrafund Portfolio                     2,675,514             255,508
 Merrill Lynch Fund:
         Basic Value Focus Fund                   4,399,244             177,207
         Developing Capital Markets Fund             81,194               6,556
         Domestic Money Market Fund               5,009,192           1,373,278
         Global Strategy Focus Fund                 309,184              11,922
         Global Utility Focus Fund                  505,490              83,447
         High Current Income Fund                   646,548             117,007
         International Equity Focus Fund            697,326              40,545
         Natural Resources Focus Fund                32,703                 289
         Prime Bond Fund                            754,606             329,530
         Quality Equity Fund                        787,446              53,113
         Special Value Focus Fund                   658,873              32,809
 Mitchell Hutchins Trust:
         Balanced Portfolio                         613,571                 969
         Global Income Portfolio                     34,214                  95
         Growth Portfolio                           187,269                 391
         Growth & Income Portfolio                1,592,385              24,187
         High Income Portfolio                      621,280                 675
         Small Cap Portfolio                        324,239               3,370
         Strategic Income Portfolio                 168,775                 703
         Tactical Allocation Portfolio           10,236,632             567,469

                          AIG LIFE INSURANCE COMPANY
                                  (AIG LIFE)
                              VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases of Investments (continued)


                                                 Cost of            Proceeds
                                                Purchases          From Sales
Van Eck Trust:
        Worldwide Hard Assets Fund                   95,977              88,394
        Worldwide Balanced Fund                     101,524             440,603
        Worldwide Emerging Markets Fund              39,716              11,086
WP&G Tomorrow Fund:
        Tomorrow Short Term Portfolio               122,794             274,804
        Tomorrow Medium Term Portfolio              112,050             386,450
        Tomorrow Long Term Portfolio                 52,459             158,800

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (continued)




6. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1999, transactions in accumulation units of the account were as follows:


                                      AIM                           AIM                             AIM
                                     Capital                      Capital                      International
                                    Appreciation                 Appreciation                    Equity
                                  3    Fund                    2    Fund                     3    Fund
             VARIABLE ANNUITY
                                  -----------------            -----------                  -----------------
Units Purchased                          26,004.10                  57.61                          30,704.14
Units Withdrawn                         (11,528.86)                 (0.09)                         (3,976.53)
Units Transferred Between Funds          12,262.54                  51.35                          93,326.15
Units Transferred From (To) AIG Life     25,825.80                   0.00                          18,836.36

                                  -----------------            -----------                  -----------------
Net Increase (Decrease)                  52,563.58                 108.87                         138,890.12
Units, at Beginning of the Year         119,260.64                   0.00                          67,193.18

                                  -----------------            -----------                  -----------------
Units, at End of the Year               171,824.22                 108.87                         206,083.30

                                  =================            ===========                  =================

Unit Value at December 31, 1999 $            16.13           $      16.11                 $            17.59

                                  =================            ===========                  =================


                                        Alliance                     Alliance                     Alliance
                                         Money                        Money                        Money
                                         Market                       Market                       Market
                                 1     Portfolio               2    Portfolio               4    Portfolio
      VARIABLE ANNUITY
                                  -------------------           -----------------            -----------------
Units Purchased                         4,667,835.04                  154,327.47                    81,224.65
Units Withdrawn                        (3,549,809.40)                 (30,659.06)                     (258.60)
Units Transferred Between Funds          (405,521.57)                (149,811.28)                  (19,347.49)
Units Transferred From (To) AIG Life           61.29                   22,337.42                       871.11

                                  -------------------           -----------------            -----------------
Net Increase (Decrease)                   712,565.36                   (3,805.45)                   62,489.67
Units, at Beginning of the Year         7,257,274.05                  172,778.21                         0.00

                                  -------------------           -----------------            -----------------
Units, at End of the Year               7,969,839.41                  168,972.76                    62,489.67

                                  ===================           =================            =================

Unit Value at December 31, 1999 $              12.15          $            12.13           $            12.13

                                  ===================           =================            =================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.

                                         Alliance                      Alliance                     Alliance
                                          Money                        Premier                       Premier
                                          Market                        Growth                       Growth
                                  5     Portfolio               1     Portfolio               2     Portfolio
       VARIABLE ANNUITY
                                  ---------------------           -------------------           ------------------
Units Purchased                              29,822.96                  3,717,392.35                   253,160.16
Units Withdrawn                                 (23.81)                (1,226,944.53)                  (15,533.07)
Units Transferred Between Funds              (3,641.95)                   231,724.95                    25,075.49
Units Transferred From (To) AIG Life          7,225.08                  1,242,711.06                    89,607.00

                                    -------------------           -------------------           ------------------
Net Increase (Decrease)                      33,382.28                  3,964,883.83                   352,309.58
Units, at Beginning of the Year                   0.00                 10,004,043.82                   195,100.58

                                    -------------------           -------------------           ------------------
Units, at End of the Year                    33,382.28                 13,968,927.65                   547,410.16

                                    ===================           ===================           ==================

Unit Value at December 31, 1999   $              12.12          $              44.22          $             44.16

                                    ===================           ===================           ==================

                                                                                   Alliance                       Alliance
                                                     Alliance                       Growth                         Growth
                                                      Premier                          &                             &
                                                      Growth                        Income                         Income
                                               3     Portfolio               1     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           1,871.20                  2,728,704.16                     134,899.65
Units Withdrawn                                          (6,274.46)                (1,144,964.45)                     (9,463.25)
Units Transferred Between Funds                          49,946.98                    228,886.76                       7,569.53
Units Transferred From (To) AIG Life                          0.00                  1,036,970.70                      54,154.95

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  45,543.72                  2,849,597.17                     187,160.88
Units, at Beginning of the Year                          68,418.04                  9,476,753.38                     113,490.16

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               113,961.76                 12,326,350.55                     300,651.04

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             19.94           $             31.78           $              31.74

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.

                                                     Alliance                      Alliance                       Alliance
                                                      Growth                        Growth                         Growth
                                                         &                             &                             &
                                                      Income                        Income                         Income
                                               3     Portfolio               4     Portfolio               5     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           5,266.94                    127,988.07                       9,810.35
Units Withdrawn                                         (42,138.88)                      (932.74)                         (6.58)
Units Transferred Between Funds                        (256,055.82)                    (1,949.75)                        (88.58)
Units Transferred From (To) AIG Life                         55.87                     39,869.35                         455.16

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                (292,871.89)                   164,974.93                      10,170.35
Units, at Beginning of the Year                         913,812.34                          0.00                           0.00

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               620,940.45                    164,974.93                      10,170.35

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             19.71           $             31.73           $              31.70

                                                 ==================            ==================            ===================


                                                                                                                  Alliance
                                                     Alliance                      Alliance                      Short-Term
                                                   International                 International                  Multi-Market
                                               1     Portfolio               2     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                         298,188.89                     11,213.37                      11,293.59
Units Withdrawn                                        (402,664.80)                    (1,240.01)                    (31,393.44)
Units Transferred Between Funds                        (303,407.93)                     2,962.93                     (82,970.97)
Units Transferred From (To) AIG Life                    165,848.82                      7,438.59                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                (242,035.02)                    20,374.88                    (103,070.82)
Units, at Beginning of the Year                       3,645,458.53                     23,555.77                     372,503.39

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                             3,403,423.51                     43,930.65                     269,432.57

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             19.26           $             19.23           $              11.91

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.

                                                     Alliance                      Alliance                       Alliance
                                                      Global                        Global                         Global
                                                       Bond                          Bond                           Bond
                                               1     Portfolio               2     Portfolio               3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          33,824.13                      2,839.61                           0.00
Units Withdrawn                                         (70,622.35)                        (7.20)                     (1,285.15)
Units Transferred Between Funds                         (43,747.88)                       399.46                      13,827.84
Units Transferred From (To) AIG Life                     44,032.92                        408.11                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 (36,513.18)                     3,639.98                      12,542.69
Units, at Beginning of the Year                         643,678.65                      1,909.94                       4,547.27

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               607,165.47                      5,549.92                      17,089.96

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             13.69           $             13.67           $              10.27

                                                 ==================            ==================            ===================




                                                     Alliance                      Alliance                       Alliance
                                                       U.S.                          U.S.                           U.S.
                                                    Government/                   Government/                   Government/
                                                       High                          High                           High
                                                       Grade                         Grade                         Grade
                                                    Securities                    Securities                     Securities
                                               1     Portfolio               2     Portfolio               4     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                         302,797.46                     30,790.37                      71,895.79
Units Withdrawn                                        (375,153.64)                   (14,964.32)                       (141.85)
Units Transferred Between Funds                         155,551.33                     15,695.45                      22,478.67
Units Transferred From (To) AIG Life                    482,807.79                      9,514.88                       7,875.94

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 566,002.94                     41,036.38                     102,108.55
Units, at Beginning of the Year                       3,516,324.79                     56,286.47                           0.00

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                             4,082,327.73                     97,322.85                     102,108.55

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             12.32           $             12.30           $              12.29

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.


                                                     Alliance
                                                       U.S.
                                                    Government/                    Alliance                       Alliance
                                                       High                         Global                         Global
                                                       Grade                        Dollar                         Dollar
                                                    Securities                    Government                     Government
                                               5     Portfolio               1     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           1,821.62                     16,291.45                       3,446.87
Units Withdrawn                                             (10.00)                   (64,486.40)                        (10.69)
Units Transferred Between Funds                           4,556.15                    (79,787.65)                     (1,550.80)
Units Transferred From (To) AIG Life                        398.23                     24,042.61                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   6,766.00                   (103,939.99)                      1,885.38
Units, at Beginning of the Year                               0.00                    636,568.44                       3,539.98

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 6,766.00                    532,628.45                       5,425.36

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             12.28           $             15.60           $              15.58

                                                 ==================            ==================            ===================

                                                     Alliance                      Alliance
                                                       North                         North
                                                     American                      American                       Alliance
                                                    Government                    Government                      Utility
                                                      Income                        Income                         Income
                                               1     Portfolio               2     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                         238,411.39                      3,348.95                     330,275.51
Units Withdrawn                                        (278,864.54)                       (51.06)                   (182,332.21)
Units Transferred Between Funds                        (339,730.03)                    (7,836.42)                    (72,619.64)
Units Transferred From (To) AIG Life                     95,809.01                     10,271.87                     191,234.66

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                (284,374.17)                     5,733.34                     266,558.32
Units, at Beginning of the Year                       1,816,650.85                      9,939.13                   1,379,682.64

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                             1,532,276.68                     15,672.47                   1,646,240.96

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             14.68           $             14.67           $              22.42

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.

                                                     Alliance                      Alliance                       Alliance
                                                      Utility                    Conservative                   Conservative
                                                      Income                       Investors                     Investors
                                               2     Portfolio               1     Portfolio               3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          26,256.18                      8,726.59                          19.58
Units Withdrawn                                          (5,237.18)                  (215,600.60)                    (17,703.52)
Units Transferred Between Funds                          (6,289.27)                   (50,242.70)                    (17,578.62)
Units Transferred From (To) AIG Life                      7,111.72                       (880.91)                          0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  21,841.45                   (257,997.62)                    (35,262.56)
Units, at Beginning of the Year                          25,076.36                  1,834,033.48                      86,310.55

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                46,917.81                  1,576,035.86                      51,047.99

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             22.39           $             15.15           $              13.49

                                                 ==================            ==================            ===================

                                                     Alliance                      Alliance
                                                      Growth                        Growth                        Alliance
                                                     Investors                     Investors                       Growth
                                               1     Portfolio               3     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           1,852.37                         44.37                   1,470,653.98
Units Withdrawn                                         (86,817.85)                    (3,806.21)                 (1,117,669.65)
Units Transferred Between Funds                          (3,117.54)                    (2,554.40)                     (9,152.49)
Units Transferred From (To) AIG Life                        (64.21)                         0.00                     299,666.97

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 (88,147.23)                    (6,316.24)                    643,498.81
Units, at Beginning of the Year                         805,318.02                     69,783.44                   8,904,664.34

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               717,170.79                     63,467.20                   9,548,163.15

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             19.94           $             17.27           $              38.20

                                                 ==================            ==================            ===================

                                                     Alliance                      Alliance                       Alliance
                                                      Growth                        Growth                         Growth
                                               2     Portfolio               3     Portfolio               4     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          69,691.16                      4,762.50                      80,936.52
Units Withdrawn                                          (8,646.87)                   (36,594.01)                       (319.78)
Units Transferred Between Funds                           7,205.17                     (6,601.52)                       (764.95)
Units Transferred From (To) AIG Life                     37,722.90                         49.29                      56,787.51

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 105,972.36                    (38,383.74)                    136,639.30
Units, at Beginning of the Year                         108,165.51                    439,478.48                           0.00

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               214,137.87                    401,094.74                     136,639.30

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             38.16           $             26.41           $              38.14

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                                                   Alliance                       Alliance
                                                     Alliance                        Total                         Total
                                                      Growth                        Return                         Return
                                               5     Portfolio               1     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           4,037.39                    750,721.40                      27,237.46
Units Withdrawn                                             (14.54)                  (302,928.30)                     (4,409.48)
Units Transferred Between Funds                              58.12                     29,665.39                        (656.33)
Units Transferred From (To) AIG Life                      1,221.67                    365,840.44                      21,818.81

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   5,302.64                    843,298.93                      43,990.46
Units, at Beginning of the Year                               0.00                  2,427,810.67                      33,789.24

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 5,302.64                  3,271,109.60                      77,779.70

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             38.10           $             19.35           $              19.33

                                                 ==================            ==================            ===================




                                                     Alliance                      Alliance
                                                     Worldwide                     Worldwide                      Alliance
                                                   Privatization                 Privatization                   Technology
                                               1     Portfolio               2     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                         171,512.75                      9,874.03                   2,528,021.93
Units Withdrawn                                        (318,716.57)                      (847.05)                   (776,237.68)
Units Transferred Between Funds                        (241,652.77)                       146.93                     778,942.56
Units Transferred From (To) AIG Life                     82,339.00                      4,624.10                     746,885.33

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                (306,517.59)                    13,798.01                   3,277,612.14
Units, at Beginning of the Year                       2,399,048.02                     36,349.72                   5,670,473.43

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                             2,092,530.43                     50,147.73                   8,948,085.57

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             24.00           $             23.97           $              32.00

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                     Alliance                      Alliance                       Alliance
                                                    Technology                    Technology                       Quasar
                                               2     Portfolio               3     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                         165,682.53                      3,126.61                     697,149.17
Units Withdrawn                                          (7,209.83)                   (13,012.58)                   (605,700.84)
Units Transferred Between Funds                          39,234.58                     24,484.29                    (747,760.96)
Units Transferred From (To) AIG Life                     61,434.42                        504.36                     300,070.13

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 259,141.70                     15,102.68                    (356,242.50)
Units, at Beginning of the Year                         134,861.64                    204,513.11                   5,595,694.30

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               394,003.34                    219,615.79                   5,239,451.80

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             31.96           $             30.97           $              13.45

                                                 ==================            ==================            ===================




                                                                                                                  Alliance
                                                                                                                    Real
                                                     Alliance                      Alliance                        Estate
                                                      Quasar                        Quasar                       Investment
                                               2     Portfolio               3     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          54,140.53                        833.59                     134,416.05
Units Withdrawn                                          (2,151.32)                    (7,527.75)                   (116,433.95)
Units Transferred Between Funds                          (7,301.01)                   (19,728.51)                   (244,600.13)
Units Transferred From (To) AIG Life                     21,600.47                          0.00                      77,011.06

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  66,288.67                    (26,422.67)                   (149,606.97)
Units, at Beginning of the Year                          94,351.66                    125,991.91                   1,323,433.95

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               160,640.33                     99,569.24                   1,173,826.98

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             13.44           $             13.07           $               9.09

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                     Alliance
                                                       Real                        Alliance                       Alliance
                                                       Estate                        High                           High
                                                    Investment                       Yield                         Yield
                                               2     Portfolio               1     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           9,249.33                    744,281.57                      30,586.59
Units Withdrawn                                          (3,304.03)                  (147,963.10)                     (2,167.63)
Units Transferred Between Funds                          (5,392.67)                  (224,509.77)                     (6,281.39)
Units Transferred From (To) AIG Life                      9,670.28                    329,657.28                      20,283.41

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  10,222.91                    701,465.98                      42,420.98
Units, at Beginning of the Year                          41,369.76                  1,476,993.82                      64,920.21

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                51,592.67                  2,178,459.80                     107,341.19

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $              9.08           $              9.40           $               9.39

                                                 ==================            ==================            ===================




                                                                                                                  Dreyfus
                                                      Dreyfus                       Dreyfus                         Zero
                                                       Stock                         Stock                         Coupon
                                                       Index                         Index                          2000
                                               3       Fund                  2       Fund                  3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                         141,872.56                          0.00                           0.00
Units Withdrawn                                         (53,379.28)                         0.00                      (9,798.37)
Units Transferred Between Funds                         (24,507.50)                       807.88                      (7,946.60)
Units Transferred From (To) AIG Life                    123,096.41                          0.00                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 187,082.19                        807.88                     (17,744.97)
Units, at Beginning of the Year                         788,393.98                        815.94                      24,653.92

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               975,476.17                      1,623.82                       6,908.95

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             23.14           $             23.11           $              11.81

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                      Dreyfus                       Dreyfus
                                                       Small                         Small                        Fidelity
                                                      Company                       Company                        Money
                                                       Stock                         Stock                         Market
                                               3     Portfolio               2     Portfolio               3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          10,110.52                          0.00                     233,702.33
Units Withdrawn                                         (17,627.41)                         0.00                    (134,628.93)
Units Transferred Between Funds                          (3,630.11)                         0.00                      13,852.22
Units Transferred From (To) AIG Life                     29,556.37                          0.00                      26,055.17

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  18,409.37                          0.00                     138,980.79
Units, at Beginning of the Year                         137,766.00                      1,042.70                     923,574.31

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               156,175.37                      1,042.70                   1,062,555.10

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             10.67           $             10.66           $              11.54

                                                 ==================            ==================            ===================




                                                     Fidelity                      Fidelity
                                                       Asset                         Asset                        Fidelity
                                                      Manager                       Manager                        Growth
                                               3     Portfolio               2     Portfolio               3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          96,576.93                        737.26                     151,279.56
Units Withdrawn                                         (39,185.70)                         0.00                     (50,664.82)
Units Transferred Between Funds                         (15,665.69)                         0.00                      73,934.57
Units Transferred From (To) AIG Life                    110,490.84                          0.00                     103,916.19

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 152,216.38                        737.26                     278,465.50
Units, at Beginning of the Year                         514,073.21                          0.00                     642,366.35

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               666,289.59                        737.26                     920,831.85

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             16.44           $             16.42           $              24.79

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                                                   Fidelity                       Fidelity
                                                     Fidelity                        High                           High
                                                      Growth                        Income                         Income
                                               2     Portfolio               3     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                              32.55                     47,234.87                         204.43
Units Withdrawn                                              (0.04)                   (17,786.20)                          0.00
Units Transferred Between Funds                               0.00                    220,147.86                           0.00
Units Transferred From (To) AIG Life                          0.00                     24,899.17                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                      32.51                    274,495.70                         204.43
Units, at Beginning of the Year                               0.00                    302,062.09                       1,171.66

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                    32.51                    576,557.79                       1,376.09

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             24.76           $             12.73           $              12.71

                                                 ==================            ==================            ===================




                                                     Fidelity                      Fidelity
                                                    Investment                    Investment
                                                       Grade                         Grade                        Fidelity
                                                       Bond                          Bond                         Overseas
                                               3     Portfolio               2     Portfolio               3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          40,883.37                      1,912.81                         656.31
Units Withdrawn                                         (20,580.91)                         0.00                      (3,715.85)
Units Transferred Between Funds                        (138,852.70)                    (1,912.81)                    (12,980.23)
Units Transferred From (To) AIG Life                    140,284.87                          0.00                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  21,734.63                          0.00                     (16,039.77)
Units, at Beginning of the Year                         386,026.93                          0.00                      90,223.77

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               407,761.56                          0.00                      74,184.00

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             11.81           $             11.80           $              18.52

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                                                                                  Hotchkis
                                                                                                                     &
                                                                                                                   Wiley
                                                     Fidelity                      Fidelity                    International
                                                    Contrafund                    Contrafund                        VIP
                                               3     Portfolio               2     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                         113,488.25                        421.90                       8,863.66
Units Withdrawn                                         (18,300.00)                        (0.06)                         (1.12)
Units Transferred Between Funds                          32,824.93                          0.00                         275.29
Units Transferred From (To) AIG Life                     79,475.25                          0.00                       1,730.55

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                 207,488.43                        421.84                      10,868.38
Units, at Beginning of the Year                         212,388.21                          0.00                           0.00

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                               419,876.64                        421.84                      10,868.38

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             15.95           $             15.93           $              10.91

                                                 ==================            ==================            ===================




                                                     Hotchkis
                                                         &                                                        Merrill
                                                       Wiley                        Mercury                        Lynch
                                                        Low                          U.S.                          Basic
                                                     Duration                        Large                         Value
                                                        VIP                           Cap                          Focus
                                               1     Portfolio               1       Fund                  1        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           8,768.49                      5,984.60                     120,375.10
Units Withdrawn                                            (224.40)                        (0.04)                    (18,974.12)
Units Transferred Between Funds                               0.00                          0.00                       5,608.55
Units Transferred From (To) AIG Life                          0.00                        231.86                      62,048.30

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   8,544.09                      6,216.42                     169,057.83
Units, at Beginning of the Year                               0.00                          0.00                     330,863.59

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 8,544.09                      6,216.42                     499,921.42

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             10.07           $             11.98           $              12.72

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                      Merrill                                                     Merrill
                                                       Lynch                        Merrill                        Lynch
                                                       Basic                         Lynch                       Developing
                                                       Value                        Capital                       Capital
                                                       Focus                         Focus                        Markets
                                               2       Fund                  1       Fund                  1        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          10,329.93                        793.26                       1,139.43
Units Withdrawn                                          (7,995.95)                         0.00                         (13.81)
Units Transferred Between Funds                           1,940.22                          0.00                       1,523.09
Units Transferred From (To) AIG Life                          0.00                          0.00                         481.71

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   4,274.20                        793.26                       3,130.42
Units, at Beginning of the Year                          63,119.52                          0.00                       5,974.92

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                67,393.72                        793.26                       9,105.34

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             12.70           $              9.78           $              11.14

                                                 ==================            ==================            ===================




                                                      Merrill                       Merrill                       Merrill
                                                       Lynch                         Lynch                         Lynch
                                                    Developing                     Domestic                       Domestic
                                                      Capital                        Money                         Money
                                                      Markets                       Market                         Market
                                               2       Fund                  1       Fund                  2        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                              72.52                     75,260.82                         942.32
Units Withdrawn                                              24.17                     (5,410.87)                     (5,239.82)
Units Transferred Between Funds                            (561.83)                  (213,611.85)                    (46,955.68)
Units Transferred From (To) AIG Life                        216.78                    (34,785.32)                          0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                    (248.36)                  (178,547.22)                    (51,253.18)
Units, at Beginning of the Year                           3,505.11                    285,074.87                      63,493.54

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 3,256.75                    106,527.65                      12,240.36

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             11.12           $             10.79           $              10.77

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                      Merrill                       Merrill                       Merrill
                                                       Lynch                         Lynch                         Lynch
                                                      Global                        Global                         Global
                                                      Growth                       Strategy                       Strategy
                                                       Focus                         Focus                         Focus
                                               1       Fund                  1       Fund                  2        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          19,418.96                     48,107.82                           0.00
Units Withdrawn                                              (1.19)                      (539.18)                        (18.27)
Units Transferred Between Funds                             (41.13)                      (432.73)                        402.40
Units Transferred From (To) AIG Life                        280.35                      1,117.97                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  19,656.99                     48,253.88                         384.13
Units, at Beginning of the Year                               0.00                     20,304.87                       7,673.26

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                19,656.99                     68,558.75                       8,057.39

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             12.99           $             12.84           $              12.82

                                                 ==================            ==================            ===================




                                                      Merrill                       Merrill                       Merrill
                                                       Lynch                         Lynch                         Lynch
                                                      Global                        Global                          High
                                                      Utility                       Utility                       Current
                                                       Focus                         Focus                         Income
                                               1       Fund                  2       Fund                  1        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           9,799.76                        805.40                      14,692.38
Units Withdrawn                                            (181.32)                        (1.27)                       (698.88)
Units Transferred Between Funds                          (2,980.78)                         1.27                      (1,580.88)
Units Transferred From (To) AIG Life                     25,680.09                        221.23                       9,906.59

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  32,317.75                      1,026.63                      22,319.21
Units, at Beginning of the Year                          34,377.79                        154.88                      51,178.92

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                66,695.54                      1,181.51                      73,498.13

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             15.33           $             15.31           $               9.88

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                      Merrill                       Merrill                       Merrill
                                                       Lynch                         Lynch                         Lynch
                                                       High                      International                 International
                                                      Current                       Equity                         Equity
                                                      Income                         Focus                         Focus
                                               2       Fund                  1       Fund                  2        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                               0.00                     12,943.06                         654.72
Units Withdrawn                                              (2.32)                      (870.16)                        (19.58)
Units Transferred Between Funds                           2,202.75                      3,780.05                       1,713.84
Units Transferred From (To) AIG Life                          0.00                     10,761.39                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   2,200.43                     26,614.34                       2,348.98
Units, at Beginning of the Year                             864.78                     54,568.65                      10,875.79

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 3,065.21                     81,182.99                      13,224.77

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $              9.87           $             13.83           $              13.82

                                                 ==================            ==================            ===================




                                                      Merrill                       Merrill
                                                       Lynch                         Lynch                        Merrill
                                                      Natural                       Natural                        Lynch
                                                     Resources                     Resources                       Prime
                                                       Focus                         Focus                          Bond
                                               1       Fund                  2       Fund                  1        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                               0.00                        199.95                      24,658.81
Units Withdrawn                                              (8.72)                        (2.76)                       (131.75)
Units Transferred Between Funds                          (1,910.14)                         0.00                     (11,141.27)
Units Transferred From (To) AIG Life                      4,593.25                          0.00                       3,949.06

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   2,674.39                        197.19                      17,334.85
Units, at Beginning of the Year                           2,239.82                      1,623.44                      38,142.29

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 4,914.21                      1,820.63                      55,477.14

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $              9.43           $              9.42           $              10.28

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                      Merrill                       Merrill                       Merrill
                                                       Lynch                         Lynch                         Lynch
                                                       Prime                        Quality                       Quality
                                                       Bond                         Equity                         Equity
                                               2       Fund                  1       Fund                  2        Fund
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                             953.89                     39,043.48                       1,809.42
Units Withdrawn                                              (3.92)                    (1,100.41)                     (5,201.40)
Units Transferred Between Funds                           1,766.54                     11,859.34                       3,894.65
Units Transferred From (To) AIG Life                          0.00                      7,732.41                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   2,716.51                     57,534.82                         502.67
Units, at Beginning of the Year                           2,132.92                     60,761.56                       7,039.45

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 4,849.43                    118,296.38                       7,542.12

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             10.27           $             14.97           $              14.95

                                                 ==================            ==================            ===================




                                                      Merrill                       Merrill
                                                       Lynch                         Lynch
                                                      Special                       Special                       Mitchell
                                                       Value                         Value                        Hutchins
                                                       Focus                         Focus                        Balanced
                                               1       Fund                  2       Fund                  1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          48,256.15                      1,585.58                      30,290.22
Units Withdrawn                                            (404.65)                       (44.85)                       (773.45)
Units Transferred Between Funds                          (9,839.46)                       (99.13)                     (5,786.44)
Units Transferred From (To) AIG Life                      5,126.34                        281.54                      32,003.38

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  43,138.38                      1,723.14                      55,733.71
Units, at Beginning of the Year                          48,096.41                     18,595.52                      37,630.79

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                91,234.79                     20,318.66                      93,364.50

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             11.55           $             11.53           $              13.21

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                                                   Mitchell                       Mitchell
                                                     Mitchell                      Hutchins                       Hutchins
                                                     Hutchins                       Global                         Global
                                                     Balanced                       Income                         Income
                                               2     Portfolio               1     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                             375.19                     19,608.42                           0.00
Units Withdrawn                                             728.22                       (102.98)                         28.23
Units Transferred Between Funds                            (775.90)                    (1,518.49)                      4,741.96
Units Transferred From (To) AIG Life                      5,921.11                     10,139.67                         439.34

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   6,248.62                     28,126.62                       5,209.53
Units, at Beginning of the Year                           7,440.58                      2,160.65                         585.68

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                13,689.20                     30,287.27                       5,795.21

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             13.20           $             11.07           $              11.06

                                                 ==================            ==================            ===================




                                                                                                                  Mitchell
                                                                                                                  Hutchins
                                                     Mitchell                      Mitchell                        Growth
                                                     Hutchins                      Hutchins                          &
                                                      Growth                        Growth                         Income
                                               1     Portfolio               2     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          26,120.53                      4,077.65                     193,436.66
Units Withdrawn                                          (1,460.38)                       (44.70)                     (7,281.33)
Units Transferred Between Funds                             941.89                     (2,588.80)                      6,137.99
Units Transferred From (To) AIG Life                     48,961.38                        892.37                     101,843.32

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  74,563.42                      2,336.52                     294,136.64
Units, at Beginning of the Year                           7,922.55                      1,744.37                      77,909.27

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                82,485.97                      4,080.89                     372,045.91

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             26.58           $             26.56           $              17.23

                                                 ==================            ==================            ===================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                     Mitchell
                                                     Hutchins                      Mitchell                       Mitchell
                                                      Growth                       Hutchins                       Hutchins
                                                         &                           High                           High
                                                      Income                        Income                         Income
                                               2     Portfolio               1     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           6,233.75                     89,686.68                       4,037.48
Units Withdrawn                                              58.59                       (877.90)                        (26.79)
Units Transferred Between Funds                          (4,142.69)                   (51,317.06)                      5,555.16
Units Transferred From (To) AIG Life                        711.31                     12,870.76                       1,666.33

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   2,860.96                     50,362.48                      11,232.18
Units, at Beginning of the Year                          25,064.48                     45,621.25                       3,012.26

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                27,925.44                     95,983.73                      14,244.44

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             17.22           $             13.06           $              13.05

                                                 ==================            ==================            ===================




                                                     Mitchell                      Mitchell                       Mitchell
                                                     Hutchins                      Hutchins                       Hutchins
                                                       Small                         Small                       Strategic
                                                        Cap                           Cap                          Income
                                               1     Portfolio               2     Portfolio               1     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                          11,580.55                      4,409.53                      29,597.68
Units Withdrawn                                          (2,156.16)                        (9.66)                     (1,894.18)
Units Transferred Between Funds                          (1,310.51)                    (2,452.48)                        876.05
Units Transferred From (To) AIG Life                      4,814.60                        405.09                      28,828.99

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  12,928.48                      2,352.48                      57,408.54
Units, at Beginning of the Year                          19,246.77                      3,346.26                      11,783.30

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                32,175.25                      5,698.74                      69,191.84

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             16.29           $             16.28           $              12.34

                                                 ==================            ==================            ===================


Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.



                                                     Mitchell                      Mitchell                       Mitchell
                                                     Hutchins                      Hutchins                       Hutchins
                                                     Strategic                     Tactical                       Tactical
                                                      Income                      Allocation                     Allocation
                                               2     Portfolio               1     Portfolio               2     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                           1,136.83                    880,590.57                     184,315.87
Units Withdrawn                                             (11.14)                   (32,491.28)                     (4,717.53)
Units Transferred Between Funds                           4,109.21                    (23,468.85)                     12,265.34
Units Transferred From (To) AIG Life                      1,500.22                    337,264.76                      39,166.67

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                   6,735.12                  1,161,895.20                     231,030.35
Units, at Beginning of the Year                           1,932.23                    625,337.73                      65,283.41

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                 8,667.35                  1,787,232.93                     296,313.76

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $             12.33           $             17.44           $              17.43

                                                 ==================            ==================            ===================




                                                      Van Eck                       Van Eck                         WP&G
                                                     Worldwide                     Worldwide                      Tomorrow
                                                       Hard                        Emerging                        Short
                                                      Assets                        Markets                         Term
                                               3       Fund                  3       Fund                  3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------            -------------------
Units Purchased                                              55.46                      2,460.62                           0.00
Units Withdrawn                                          (4,938.79)                      (942.27)                    (12,510.12)
Units Transferred Between Funds                          16,238.40                     16,066.97                       1,269.76
Units Transferred From (To) AIG Life                       (638.80)                     3,288.37                           0.00

                                                 ------------------            ------------------            -------------------
Net Increase (Decrease)                                  10,716.27                     20,873.69                     (11,240.36)
Units, at Beginning of the Year                          19,667.21                      3,152.89                      41,030.86

                                                 ------------------            ------------------            -------------------
Units, at End of the Year                                30,383.48                     24,026.58                      29,790.50

                                                 ==================            ==================            ===================

Unit Value at December 31, 1999                $              8.01           $             11.90           $              14.12

                                                 ==================            ==================            ===================


Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.


                                                       WP&G                          WP&G
                                                     Tomorrow                      Tomorrow
                                                      Medium                         Long
                                                       Term                          Term
                                               3     Portfolio               3     Portfolio
                   VARIABLE ANNUITY
                                                 ------------------            ------------------
Units Purchased                                             240.45                        234.17
Units Withdrawn                                          (3,853.05)                    (6,324.36)
Units Transferred Between Funds                          (2,502.19)                      (499.55)
Units Transferred From (To) AIG Life                          0.00                          0.00

                                                 ------------------            ------------------
Net Increase (Decrease)                                  (6,114.79)                    (6,589.74)
Units, at Beginning of the Year                          35,243.27                     34,913.15

                                                 ------------------            ------------------
Units, at End of the Year                                29,128.48                     28,323.41

                                                 ==================            ==================

Unit Value at December 31, 1999                $             14.90           $             16.89

                                                 ==================            ==================


Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are funds with ADB only.
Footnote 3 are the Profile funds.
Footnote 4 are funds with 12B-1 fees only.
Footnote 5 are funds with 12B-1 fees and ADB.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (continued)


7. Net Increase (Decrease) in Annuity Units

For the year ended December 31, 1999, transactions in annuity units of the account were as follows:

                                                 AIM                 Alliance            Alliance
                                               Capital                Money              Premier
                                              Appreciation           Market               Growth
                                             2   Fund            1  Portfolio         1  Portfolio
             VARIABLE ANNUITY
                                              --------------      ---------------     ----------------
Units Purchased                                        0.00            85,374.17             1,288.79
Units Withdrawn                                      (33.59)                0.00                 0.00
Units Transferred Between Funds                        0.00                 0.00                 0.00
Units Transferred From (To) AIG Life                   0.00                 0.00                 0.00

                                              --------------      ---------------     ----------------
Net Increase (Decrease)                              (33.59)           85,374.17             1,288.79
Units, at Beginning of the Year                    2,408.74             1,695.38            12,760.01

                                              --------------      ---------------     ----------------
Units, at End of the Year                          2,375.15            87,069.55            14,048.80

                                              ==============      ===============     ================

Unit Value at December 31, 1999             $         14.87     $          10.69    $           38.92

                                              ==============      ===============     ================


                                                  Alliance             Alliance
                                                   Growth               Growth
                                                      &                   &                Alliance
                                                   Income               Income           International
                                              1   Portfolio       2   Portfolio       1    Portfolio
             VARIABLE ANNUITY
                                                --------------      ---------------     ----------------
Units Purchased                                      6,686.93               439.86                 0.00
Units Withdrawn                                          0.00                 0.00            (3,140.66)
Units Transferred Between Funds                          0.00                 0.00                 0.00
Units Transferred From (To) AIG Life                     0.00                 0.00                 0.00

                                                --------------      ---------------     ----------------
Net Increase (Decrease)                              6,686.93               439.86            (3,140.66)
Units, at Beginning of the Year                      8,895.36             1,541.11             7,925.30

                                                --------------      ---------------     ----------------
Units, at End of the Year                           15,582.29             1,980.97             4,784.64

                                                ==============      ===============     ================

Unit Value at December 31, 1999               $         27.97     $          18.17    $           16.95

                                                ==============      ===============     ================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are the Profile funds.



                                                                          Alliance
                                                                            U.S.
                                                                         Government/           Alliance
                                                     Alliance               High               Global
                                                      Global               Grade               Dollar
                                                       Bond              Securities          Government
                                                 1   Portfolio       1   Portfolio       1    Portfolio
             VARIABLE ANNUITY
                                                  --------------      ---------------     ----------------
Units Purchased                                             0.00                 0.00                 0.00
Units Withdrawn                                          (302.54)          (32,964.16)              (66.73)
Units Transferred Between Funds                             0.00                 0.00                 0.00
Units Transferred From (To) AIG Life                        0.00                 0.00                 0.00

                                                   --------------      ---------------     ----------------
Net Increase (Decrease)                                  (302.54)          (32,964.16)              (66.73)
Units, at Beginning of the Year                         1,676.48            43,492.09               710.44

                                                   --------------      ---------------     ----------------
Units, at End of the Year                               1,373.94            10,527.93               643.71

                                                   ==============      ===============     ================

Unit Value at December 31, 1999                  $         12.05     $          10.84    $           13.73

                                                   ==============      ===============     ================


                                                     Alliance
                                                       North
                                                     American             Alliance            Alliance
                                                     Government           Utility           Conservative
                                                      Income               Income             Investors
                                                 1   Portfolio       1   Portfolio       1    Portfolio
             VARIABLE ANNUITY
                                                   --------------      ---------------     ----------------
Units Purchased                                         1,005.17                 0.00                 0.00
Units Withdrawn                                             0.00            (1,410.95)             (176.07)
Units Transferred Between Funds                             0.00                 0.00                 0.00
Units Transferred From (To) AIG Life                        0.00                 0.00                 0.00

                                                   --------------      ---------------     ----------------
Net Increase (Decrease)                                 1,005.17            (1,410.95)             (176.07)
Units, at Beginning of the Year                           889.24             1,410.95             1,117.25

                                                   --------------      ---------------     ----------------
Units, at End of the Year                               1,894.41                 0.00               941.18

                                                   ==============      ===============     ================

Unit Value at December 31, 1999                  $         12.92     $          19.73    $           13.33

                                                   ==============      ===============     ================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are the Profile funds.


                                                     Alliance                                 Alliance
                                                      Growth              Alliance              Total
                                                     Investors             Growth              Return
                                                 1   Portfolio       1   Portfolio       1    Portfolio
            VARIABLE ANNUITY
                                                   --------------      ---------------     ----------------
Units Purchased                                             0.00               398.93               649.44
Units Withdrawn                                          (304.54)                0.00                 0.00
Units Transferred Between Funds                             0.00                 0.00                 0.00
Units Transferred From (To) AIG Life                        0.00                 0.00                 0.00

                                                   --------------      ---------------     ----------------
Net Increase (Decrease)                                  (304.54)              398.93               649.44
Units, at Beginning of the Year                         1,936.93             3,933.09             4,918.82

                                                   --------------      ---------------     ----------------
Units, at End of the Year                               1,632.39             4,332.02             5,568.26

                                                   ==============      ===============     ================

Unit Value at December 31, 1999                  $         17.55     $          33.62    $           17.03

                                                   ==============      ===============     ================


                                                     Alliance
                                                     Worldwide            Alliance            Alliance
                                                    Privatization       Technology            Quasar
                                                 1   Portfolio       1   Portfolio       1    Portfolio
            VARIABLE ANNUITY
                                                   --------------      ---------------     ----------------
Units Purchased                                             0.00             3,000.65                 0.00
Units Withdrawn                                        (2,221.15)                0.00            (1,356.88)
Units Transferred Between Funds                             0.00                 0.00                 0.00
Units Transferred From (To) AIG Life                        0.00                 0.00                 0.00

                                                   --------------      ---------------     ----------------
Net Increase (Decrease)                                (2,221.15)            3,000.65            (1,356.88)
Units, at Beginning of the Year                         7,169.23             6,383.71            11,622.90

                                                   --------------      ---------------     ----------------
Units, at End of the Year                               4,948.08             9,384.36            10,266.02

                                                   ==============      ===============     ================

Unit Value at December 31, 1999                  $         21.12     $          28.17    $           11.84

                                                   ==============      ===============     ================

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are the Profile funds.


                                                     Alliance
                                                       Real               Alliance             Dreyfus
                                                       Estate               High                Stock
                                                    Investment             Yield                Index
                                                 1   Portfolio       1   Portfolio       2      Fund
            VARIABLE ANNUITY
                                                   --------------      ---------------     ----------------
Units Purchased                                         2,889.31                 0.00               407.47
Units Withdrawn                                             0.00            (8,192.61)                0.00
Units Transferred Between Funds                             0.00                 0.00                 0.00
Units Transferred From (To) AIG Life                        0.00                 0.00                 0.00

                                                   --------------      ---------------     ----------------
Net Increase (Decrease)                                 2,889.31            (8,192.61)              407.47
Units, at Beginning of the Year                         3,928.68            24,825.97             1,489.93

                                                   --------------      ---------------     ----------------
Units, at End of the Year                               6,817.99            16,633.36             1,897.40

                                                   ==============      ===============     ================

Unit Value at December 31, 1999                  $          8.00     $           9.09    $           21.33

                                                   ==============      ===============     ================


                                                     Fidelity
                                                    Investment
                                                       Grade              Fidelity
                                                       Bond              Contrafund
                                                 2   Portfolio       2   Portfolio
            VARIABLE ANNUITY
                                                   --------------      ---------------
Units Purchased                                             0.00                 0.00
Units Withdrawn                                           (31.55)              (34.36)
Units Transferred Between Funds                             0.00                 0.00
Units Transferred From (To) AIG Life                        0.00                 0.00

                                                   --------------      ---------------
Net Increase (Decrease)                                   (31.55)              (34.36)
Units, at Beginning of the Year                         2,299.56             2,287.75

                                                   --------------      ---------------
Units, at End of the Year                               2,268.01             2,253.39

                                                   ==============      ===============

Unit Value at December 31, 1999                  $         10.89     $          14.70

                                                   ==============      ===============

Footnote 1 are the Alliance Gallery, Ovation,
     Trilogy and Paradigm funds.
Footnote 2 are the Profile funds.

                                     PART C
                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

(a)      Financial Statements

(b)      Exhibits

     (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts*

     (2)  N/A

     (3)(a) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*

     (b)  Broker/Dealer   Agreement  between  AIG  Life  Insurance  Company  and
          American International Fund Distributors dated August 1, 1988*

     (c)  Selling  Agreement  between  AIG  Life  Insurance  Company,   American
          International Life Assurance Company of New York, and AIG Equity Sales Corporation dated October 1998*

     (d) Distribution Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June 11, 1991*

     (e) Buy Sell Agreement between AIG Life Insurance Company and Alliance Variable Products Series Fund and Alliance Capital Management, L.P. dated June 11, 1991*

     (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45648 - 4/87)*

     (b)  Form of Individual Variable Annuity Policy (11VAN0896)*

     (c)  Form of Group Variable Annuity Policy (11VAN0896GP)*


     (d)  Form of Variable Annuity Certificate of Coverage (16VAN0896)*

     (e) Form of Group Variable Annuity Policy (11GVAN999) and Certificate (16GVAN999)*****

     (f)  Form of Individual Variable Annuity Policy (11NLVAN100)******

     (5)(a) Form of variable annuity application (14VAN897)*

     (b)  Form of Flexible Variable Annuity application (56778 11/96)*

     (c)  Form of Single Variable Annuity application (52970 11/96)*

     (d)  Form of Group Variable Annuity application (56451 11/96)*

     (6)(a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991*

     (b) Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*

     (c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*

     (d)  By-Laws of AIG Life Insurance Company (filed electronically herewith).

     (7)  N/A

     (8) Delaware Valley Financial Services, Inc. Administrative Agreement, appointing Delaware Valley Financial Services, Inc. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*

     (9)  Opinion and Consent of Counsel (filed electronically herewith).

     (10)(a) Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP (filed electronically herewith)

     (b)Consent of Independent Accountants (filed electronically herewith).

     (11) N/A

     (12) N/A

     (13) Performance Data #

         (14)(a) Powers of Attorney **

          (b)  Power of Attorney of Paul S. Bell ***

          (c)  Power of  Attorney of Stephen M. White ****

          (d) Power of Attorney of Michele L. Abruzzo *****

          (e)  Power of Attorney of Robinson K. Nottingham *****

          (f)  Power of Attorney of Edmund Sze-Wing Tse *****

          (g)  Power of Attorney of Elizabeth M. Tuck ******

          (h)  Power of Attorney of John Oehmke ******

* Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-39171) filed on October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 33-90684) filed on May 1, 1997.

*** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-85573) filed on October 15, 1999.

**** Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-71753) filed on November 5, 2000.

*****Incorporated  by reference to Registrant's  Registration  Statement on Form
     N-4 (File No. 333-93709) filed on December 28, 1999.

******Incorporated by reference to Registrant's  Registration Statement on Form
      N-4 (File No. 333-31972) filed on March 8, 2000.

# Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-39171) filed on May 1, 1993.

Item 25.  Directors and Officers of the Depositor.

The following are the Principal Officers and Directors of the Company:

Name and Principal                  Position and Offices
Business Address                    with  the Company

Michele L. Abruzzo(2)               Director, Sr. Executive Vice President

James A. Bambrick(2)                Senior Vice President

Paul S. Bell(3)                     Director, Sr.Vice President, Chief Actuary

Maurice R. Greenberg(1)             Director

Jeffrey M. Kestenbaum(2)            Executive Vice President

Edward E. Matthews(1)               Director,  Senior Vice
                                    President - Finance

Jerome T. Muldowney(4)              Director, Sr. Vice President - Domestic
                                    Investments

Robinson Kendall Nottingham(3)      Director, Chairman of the Board

John Oehmke(3)                      Chief Financial Officer, Vice President

Nicholas A. O'Kulich(1)             Director, Vice  Chairman, Treasurer

Howard Ian Smith(1)                 Director

Edmund Sze-Wing Tse(1)              Director

Elizabeth M. Tuck(1)                Secretary - Corporate

Kenneth D. Walma(3)                 Vice Presdient, General Counsel

Gerald W. Wyndorf(2)                Director, Chief Executive Officer, President

     (1)  Business address is: 70 Pine Street, New York, New York 10270

     (2)  Business address is: 80 Pine Street, New York, New York 10005

     (3) Business address is: One Alico Plaza, 600 King Street Wilmington, DE 19801

     (4)  Business address is: 175 Water Street, New York, New York 10038



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to the Form 10-K, Exhibit 21 filed by American International Group (parent of registrant) for the year ended December 31, 1999.

Item 27.  Number of Contractowners

Not applicable.

Item 28.  Indemnification

Incorporated by reference to Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171).

Item 29.  Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

     Name and Principal Business Address* Positions and Offices with Underwriter

     Michele L. Abruzzo                 Director, Vice President, Compliance
                                        Officer   - Variable
                                                      Life

     Kevin Clowe                        Director and Vice President
     Ernest T. Patrikis                 Director
     Ronald Alan Latz                   Director, Vice President and Financial
                                        Operations Principal
     Jerome Thomas Muldowney            Director
     Helen Stefanis                     Director and President
     Martinnette J. Witrick             Vice President and Compliance Officer
     Kenneth F. Judkowitz               Vice President
     Elizabeth M. Tuck                  Secretary

         * Business address is 70 Pine Street, New York, New York 10270.

(c)                   Net
       Name of        Underwriting    Compensation
       Principal      Discounts and   on             Brokerage
       Underwriter    Commission      Redemption     Commissions    Compensation

       AIG Equity           $0            $0             $0             $0
       Sales Corp.

Item 30.  Location of Accounts and Records.

Kenneth F. Judkowitz, Vice President of AIG Life Insurance Company, whose address is 70 Pine Street, New York, New York 10270, maintains physical possession of the accounts, books, or documents of Variable Account I required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.  Management Services.

Not applicable.

Item 32.  Undertakings

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

(e) Registrant represents that the fees and charges deducted under the contracts offered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 28th day of April, 2000.

                                   Variable Account I
                                   By:  AIG Life Insurance Company

                                            /s/ Kenneth D. Walma
                                   By:  _______________________________
                                            Kenneth D. Walma,
                                            Vice President and General Counsel


                                   AIG Life Insurance Company

                                            /s/ Kenneth D. Walma
                                   By:  ________________________________
                                            Kenneth D. Walma,
                                            Vice President and General Counsel

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                        Title                            Date

Michele L. Abruzzo*              Senior Executive Vice            April 28, 2000
-------------------              President, Director
Michele L. Abruzzo

Paul S. Bell*                    Chief Actuary, Senior            April 28, 2000
-------------                    Vice President, Director
Paul S. Bell

M.R. Greenberg*                  Director                         April 28, 2000
---------------
M.R. Greenberg

Edward. E. Matthews*             Senior Vice President,           April 28, 2000
--------------------             Director
Edward E. Matthews

Jerome T. Muldowney*             Senior Vice President,           April 28, 2000
-------------------              Director
Jerome T. Muldowney

Robinson Kendall Nottingham*     Chairman of the Board            April 28, 2000
----------------------------     of Directors, Director
Robinson Kendall Nottingham

John Oehmke*                     Vice President, Chief Financial  April 28, 2000
------------                     Officer
John Oehmke

Nicholas A. O'Kulich*            Vice Chairman, Treasurer,        April 28, 2000
---------------------            Director
Nicholas A. O'Kulich

Howard I. Smith*                 Director                         April 28, 2000
----------------
Howard I. Smith

Edmund Sze-Wing Tse*             Director                         April 28, 2000
--------------------
Edmund Sze-Wing Tse

Elizabeth M. Tuck*               Secretary                        April 28, 2000
------------------
Elizabeth M. Tuck

Gerald W. Wyndorf*               Director, Chief                  April 28, 2000
------------------               Executive Officer,
Gerald W. Wyndorf                President

*By: /s/ Kenneth D. Walma

         ----------------------
         Kenneth D. Walma,
         Attorney in Fact

                                INDEX TO EXHIBITS

Exhibit

(6)(d)   By-Laws of AIG Life Insurance Company

(9)      Opinion of Counsel

(10)(i)  Consent of Counsel

(10)(ii) Consent of Independent Accountants